                                                     Registration Nos. 033-86464
                                                                       811-08862
                     --------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
      Pre-Effective Amendment No.
                                   -----
      Post-Effective Amendment No.  17                         X
                                   -----                      ---

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
      Amendment No.   29                             X
                    ------                          ---

                            A. G. SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                          AIG ANNUITY INSURANCE COMPANY
             (formerly, American General Annuity Insurance Company)
                               (Name of Depositor)

                               2929 Allen Parkway
                            Houston, Texas 77019-2191
         (Address of Depositor's Principal Executive Offices) (Zip Code)

                                 (713) 831-3150
               (Depositor's Telephone Number, including Area Code)

                             Mary L. Cavanaugh, Esq.
                          AIG Annuity Insurance Company
                    2929 Allen Parkway, Houston, Texas 77019
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that the filing will become effective (check appropriate box)

   [ ] immediately upon filing pursuant to paragraph (b) of Rule 485

   [ ] on (date) pursuant to paragraph (b) of Rule 485

   [X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

   [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

   [ ] 75 days after filing pursuant to paragraph (a)(2) on (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

   [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
      Units of interest in A. G. Separate Account A under variable annuity contracts: ElitePlus(R) Bonus

                      ELITEPLUS(R) BONUS VARIABLE ANNUITY

                                        PROSPECTUS

                                        May 1, 2005


                                        AIG ANNUITY
                                     INSURANCE COMPANY

                                  A.G. SEPARATE ACCOUNT A

                                         ElitePlus(R) Bonus variable annuity
                                         contracts are not insured by the
                                         FDIC, The Federal Reserve Board or
                                         any similar agency. They are not a
                                         deposit or other obligation of, nor
                                         are they guaranteed or endorsed by,
                                         any bank or depository institution.
                                         An investment in a variable annuity
                                         contract is subject to investment
                                         risks, including possible loss of
                                         principal invested.

AIG ANNUITY INSURANCE COMPANY
UNITS OF INTEREST UNDER FLEXIBLE PREMIUM INDIVIDUAL FIXED AND
VARIABLE DEFERRED ANNUITY CONTRACTS
A.G. SEPARATE ACCOUNT A

                                                                     May 1, 2005


PROSPECTUS


AIG Annuity Insurance Company (the "Company") offers the flexible premium individual fixed and variable deferred annuity contracts (the "Contract" or "Contracts") to provide for the accumulation of Account Value on a fixed or variable basis and payment of annuity payments on a fixed and/or variable basis. The Contracts are designed for use by individuals in retirement plans on a qualified or nonqualified basis; however, no new contracts are being issued since this product is no longer offered for sale.



The Contract permits you to invest in and receive retirement benefits in up to 4 Fixed Account Options and/or an array of Variable Account Options described in this prospectus.


                            VARIABLE ACCOUNT OPTIONS
--------------------------------------------------------------------------------


AIM V.I. Capital Appreciation Fund -- Series I                VALIC Company I (VC I)
AIM V.I. Diversified Income Fund -- Series I
Janus Aspen Growth Portfolio -- Service Shares                Government Securities
                                                              Fund
Janus Aspen International Growth Portfolio -- Service Shares  Growth & Income Fund
MFS VIT Capital Opportunities Series                          International Equities
                                                              Fund
PIMCO Advisors VIT OpCap Managed Portfolio                    Money Market I Fund
Oppenheimer Capital Appreciation Fund/VA                      Science & Technology
                                                              Fund
Oppenheimer High Income Fund/VA                               Stock Index Fund
Oppenheimer Main Street Growth & Income Fund/VA
Oppenheimer Main Street Small Cap Fund/VA                     VALIC Company II (VC II)
Putnam VT Global Equity Fund -- Class IB Shares
Putnam VT Discovery Growth Fund -- Class IB Shares            High Yield Bond Fund
Templeton Developing Markets Securities Fund -- Class 2       Mid Cap Value Fund
Templeton Foreign Securities Fund -- Class 2                  Strategic Bond Fund
Van Kampen LIT Emerging Growth Portfolio -- Class I Shares


The Contract provides for a 1% Bonus to be applied to eligible Purchase Payments. Fees and charges for a variable annuity contract with a bonus, such as this Contract, are higher than fees and charges for a variable annuity contract without a bonus. The Company pays for the 1% Bonus through higher fees and charges deducted from the Contract. Any increase in Account Value that you receive in connection with the 1% Bonus may be more than offset by the higher fees and charges used by the Company to pay for the 1% Bonus.

--------------------------------------------------------------------------------

This prospectus provides you with information you should know before investing in the Contract. This prospectus is accompanied by the current prospectuses for the mutual fund options described in this prospectus. Please read and retain each of these prospectuses for future reference.

You should rely only on the information contained in this document or that we have referred you to. We have not authorized anyone to provide you with information that is different.


A Statement of Additional Information, dated May 1, 2005, has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov). This Statement of Additional Information contains additional information about the Contract and is part of this prospectus. For a free copy, complete and return the form contained in the back of this prospectus or call 1-800-424-4990.


THE CONTRACTS ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY SIMILAR AGENCY. THEY ARE NOT A DEPOSIT OR OTHER OBLIGATION OF, NOR ARE THEY GUARANTEED OR ENDORSED BY, ANY BANK OR DEPOSITORY INSTITUTION. AN INVESTMENT IN A VARIABLE ANNUITY CONTRACT IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT AVAILABLE IN ALL STATES.

                               TABLE OF CONTENTS


                                                     PAGE
                                                     ----
ABOUT THE PROSPECTUS...............................     3

FEE TABLES.........................................     4

EXAMPLES...........................................     5

SELECTED PURCHASE UNIT DATA........................     5

SUMMARY............................................     8
    Fixed and Variable Options.....................     8
    Death Benefit Options..........................     8
    Transfers......................................     8
    Fees and Charges...............................     8
    Payout Options.................................     9
    Communications to the Company..................     9
    Federal Tax Information........................     9
    Purchase Requirements..........................     9

GENERAL INFORMATION................................    10
    About the Contract.............................    10
    About the Company..............................    10
    About A.G. Separate Account A..................    11
    About the Fixed Account........................    11
    Units of Interest..............................    11
    Distribution of the Contracts..................    12

FIXED AND VARIABLE ACCOUNT OPTIONS.................    12
    Fixed Account Options..........................    12
    Variable Account Options.......................    13

PURCHASE PERIOD....................................    15
    Purchase Payments..............................    15
    Right to Return................................    16
    1% Bonus.......................................    16
    Purchase Units.................................    17
    Stopping Purchase Payments.....................    17

TRANSFERS BETWEEN INVESTMENT OPTIONS...............    17
    During the Purchase Period.....................    17
    Policy Against Market Timing and Frequent
      Transfers....................................    18
    Communicating Transfer or Reallocation
      Instructions.................................    18
    Sweep Account Program..........................    19
    Effective Date of Transfer.....................    19
    Reservation of Rights..........................    19
    Dollar Cost Averaging Program..................    19
    Portfolio Rebalancing Program..................    20
    During the Payout Period.......................    20

FEES AND CHARGES...................................    20
    Account Maintenance Fee........................    21
    Surrender Charge...............................    21
         Amount of Surrender Charge................    21
         10% Free Withdrawal.......................    21
         Exceptions to Surrender Charge............    21
    Market Value Adjustment........................    22
    Premium Tax Charge.............................    22
    Separate Account Charges.......................    22
    Optional Separate Account Charges..............    23
      Optional Death Benefit Charge................    23
    Other Tax Charges..............................    23



                                                     PAGE
                                                     ----

PAYOUT PERIOD......................................    23
    Fixed Payout...................................    23
    Variable Payout................................    23
    Combination Fixed and Variable Payout..........    24
    Payout Date....................................    24
    Payout Options.................................    24
    Payout Information.............................    24

SURRENDER OF ACCOUNT VALUE.........................    25
    When Surrenders are Allowed....................    25
    Amount That May Be Surrendered.................    25
    Surrender Restrictions.........................    25
    Partial Surrender..............................    25
    Systematic Withdrawal Program..................    25
    Distributions Required By Federal Tax Law......    26

DEATH BENEFITS.....................................    26
    Beneficiary Information........................    26
    Proof of Death.................................    26
    Special Information for Nonqualified
      Contracts....................................    26
    Important Information for Beneficiaries who
      Elect to Defer Payment.......................    27
    Joint Owner Spousal Election Information.......    27
    During the Purchase Period.....................    27
      Standard Death Benefit.......................    27
      Enhanced Death Benefit.......................    27
      Annual Step-Up Death Benefit.................    28
    During the Payout Period.......................    28

OTHER CONTRACT FEATURES............................    28
    Change of Beneficiary..........................    28
    Cancellation -- The 10 Day "Free Look".........    28
    We Reserve Certain Rights......................    28
    Deferring Payments.............................    29

VOTING RIGHTS......................................    29
    Who May Give Voting Instructions...............    29
    Determination of Fund Shares Attributable to
      Your Account.................................    29
         During Purchase Period....................    29
         During Payout Period or After a Death
           Benefit Has Been Paid...................    29
    How Fund Shares Are Voted......................    29

FEDERAL TAX MATTERS................................    30
    Types of Plans.................................    30
    Tax Consequences in General....................    30
    Effect of Tax-Deferred Accumulations...........    31

CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....    33

ABOUT THE PROSPECTUS
--------------------------------------------------------------------------------

Unless otherwise specified in this prospectus, the words we, us, our, and Company mean AIG Annuity Insurance Company. The words you and your, unless otherwise specified in this prospectus, mean the contract owner, annuitant or beneficiary.

We will use a number of other specific terms in this prospectus. The specific terms that we define for you in this prospectus are:


DEFINED TERMS                   PAGE NO.
-------------                   --------
Account Value..............        17
A.G. Separate Account A....        28
Annuitant..................        26
Annuity Service Center.....        17
Assumed Investment Rate....        23
Beneficiary................        26
Bonus......................      10, 16
Contract Anniversary.......      8, 21
Contract Owner.............        28
Mutual Fund or Fund........        11
MVA Band...................      10, 18
MVA Term...................      8, 18
Payout Payments............        23
Payout Period..............        20
Payout Unit................        24
Purchase Payments..........        8
Purchase Period............        17
Purchase Unit..............        17
Variable Payout............        23


This prospectus is being given to you to help you make decisions for selecting various investment options and benefits to plan and save for your retirement. It is intended to provide you with information about the Company, the Contract, and saving for your retirement.

The purpose of Variable Account Options and Variable Payout is to provide you investment returns which are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.

This prospectus describes a contract in which units of interest in A.G. Separate Account A are offered. The Contract will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. This prospectus describes only the variable aspects of the Contract except where the Fixed Account Options are specifically mentioned.

For specific information about the Variable Account Options, you should refer to the mutual fund prospectuses you have been given. You should keep these prospectuses to help answer any questions you may have in the future.

FEE TABLES
--------------------------------------------------------------------------------


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES, RANGING FROM ZERO TO 3 1/2%, MAY ALSO BE DEDUCTED IF APPLICABLE.


MAXIMUM OWNER TRANSACTION EXPENSES

Maximum Surrender Charge
(As a percentage of the Purchase Payment withdrawn).........  5.00%

Surrender Charge Schedule (As a percentage of the Purchase Payment withdrawn and based on the length of time from when each Purchase Payment was received)

Years        1         2         3         4         5         6         7        8+
-------------------------------------------------------------------------------------
            5%        5%        5%        4%        3%        2%        1%        0%

Transfer Fee................................................  $25

(Currently, no transfer fee is imposed on transfers. The Company reserves the right to impose a fee in the future, which will not exceed the lesser of $25 or 2% of the amount transferred. See "Transfers Between Investment Options" in this prospectus.)

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE VARIABLE ACCOUNT OPTION FEES AND EXPENSES.

ACCOUNT MAINTENANCE FEE.....................................  $30

(During the Purchase Period, if the Account Value on a Contract Anniversary is at least $40,000, then no Account Maintenance Fee will be deducted for that Contract Year. See "Fees and Charges" in this prospectus.)

SEPARATE ACCOUNT ANNUAL CHARGES
(deducted daily as a percentage of your average Account Value)

     Mortality and Expense Risk Fee.........................  1.25%
     Administration Fee.....................................  0.15%
     Optional Enhanced Death Benefit Charge.................  0.05%
     Optional Annual Step-Up Death Benefit Charge...........  0.10%
                                                              ----
          TOTAL SEPARATE ACCOUNT ANNUAL CHARGES.............  1.55%
                                                              ====

Please note that a Contract Owner may only choose one of the two optional death benefits. If the more expensive of the two options were chosen, the maximum total separate account annual charges would be 1.50%. If a Contract Owner did not choose any optional features, then the maximum total separate account annual charges would be 1.40%.

THE NEXT TABLE SHOWS THE TOTAL OPERATING EXPENSES CHARGED BY THE MUTUAL FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH MUTUAL FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


----------------------------------------------------------------------------------------------------
TOTAL ANNUAL MUTUAL FUND OPERATING EXPENSES                        MINIMUM             MAXIMUM
----------------------------------------------------------------------------------------------------
 (Expenses that are deducted from the assets of a Mutual
 Fund, including management fees, distribution and/or
 service (12b-1) fees, and other expenses)                           .  %                .  %
----------------------------------------------------------------------------------------------------

EXAMPLES
--------------------------------------------------------------------------------


These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, account maintenance fees, separate account annual charges and the Variable Account Option fees and expenses.



These examples assume that you invest a single purchase payment of $10,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses
for a Variable Account Option (   %), and that you have chosen the Optional
Annual Step-Up Death Benefit (0.10%). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


(1) If you surrender your Contract at the end of the applicable time period:


----------------------------------------------------------------------------------------------------------------------------------
1 YEAR                           3 YEARS                          5 YEARS                          10 YEARS
----------------------------------------------------------------------------------------------------------------------------------
 $                               $                                $                                $
----------------------------------------------------------------------------------------------------------------------------------


(2) If you do not surrender your Contract:


----------------------------------------------------------------------------------------------------------------------------------
1 YEAR                           3 YEARS                          5 YEARS                          10 YEARS
----------------------------------------------------------------------------------------------------------------------------------
 $                               $                                $                                $
----------------------------------------------------------------------------------------------------------------------------------



Note: These examples should not be considered representative of past or future expenses for A.G. Separate Account A or for any Mutual Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. Total Annual Mutual Fund Operating Expense information is provided by the Mutual Funds and has not been verified by us. The Operating Expense information does not include the effects of any voluntary or contractual reduction in fees; thus, the actual fees paid by a Fund may be lower than that shown above.


Name Changes

Effective March 14, 2003, the OCCAT Managed Portfolio changed its name to PIMCO Advisors VIT OpCap Managed Portfolio. Putnam VT Global Equity Fund was formerly known as Putnam VT Global Growth Fund. Effective April 30, 2003, Putnam VT Voyager Fund II changed its name to Putnam VT Discovery Growth Fund.


The sub-advisers AIG SunAmerica Asset Management Corp. and AIG Global Investment Corp. are each affiliated with The Variable Annuity Life Insurance Company ("VALIC"), which is the Adviser to VALIC Company I and II, due to common ownership.



SELECTED PURCHASE UNIT DATA(1)

--------------------------------------------------------------------------------


                                                             NUMBER OF
                                       UNIT        UNIT        UNITS
                                     VALUE AT    VALUE AT   OUTSTANDING
                                     BEGINNING    END OF     AT END OF
FUND NAME                  YEAR       OF YEAR      YEAR        YEAR
---------               ----------   ---------   --------   -----------
AIM VI Capital
  Appreciation
  Division 117........    12/31/04    10.040
                          12/31/03     7.862      10.040       458,784
                          12/31/02    10.541       7.862       508,872
                          12/31/01    13.936      10.541       565,469
                          12/31/00    15.864      13.936       533,262
                          12/31/99    11.125      15.864       263,916
                          12/31/98     9.996      11.125         2,550
AIM VI Diversified
  Income Division
  118.................    12/31/04    10.613
                          12/31/03     9.853      10.613       265,111
                          12/31/02     9.769       9.853       275,418
                          12/31/01     9.565       9.769       343,758
                          12/31/00     9.633       9.565       273,246
                          12/31/99     9.961       9.633       143,977
                          12/31/98     9.878       9.961         2,249



                                                             NUMBER OF
                                       UNIT        UNIT        UNITS
                                     VALUE AT    VALUE AT   OUTSTANDING
                                     BEGINNING    END OF     AT END OF
FUND NAME                  YEAR       OF YEAR      YEAR        YEAR
---------               ----------   ---------   --------   -----------
Janus Aspen Growth
  Portfolio -- Service
  Shares Division
  141.................    12/31/04     6.229
                          12/31/03     4.804       6.229       171,826
                          12/31/02     6.650       4.804       143,504
                          12/31/01     8.891       6.650       110,290
                          12/31/00    10.000       8.991         3,868
                        11/15/2000(2)     --      10.000
Janus Aspen
  International Growth
  Portfolio -- Service
  Shares Division
  142.................    12/31/04     6.847
                          12/31/03     5.162       6.847        81,647
                          12/31/02     7.051       5.162        98,962
                          12/31/01     9.341       7.051        78,557
                          12/31/00    10.000       9.341         2,615
                        11/15/2000(2)     --      10.000

--------------------------------------------------------------------------------


                                                             NUMBER OF
                                       UNIT        UNIT        UNITS
                                     VALUE AT    VALUE AT   OUTSTANDING
                                     BEGINNING    END OF     AT END OF
FUND NAME                  YEAR       OF YEAR      YEAR        YEAR
---------               ----------   ---------   --------   -----------
MFS VIT Capital
  Opportunities Series
  Division 143........    12/31/04     6.271
                          12/31/03     4.993       6.271       109,343
                          12/31/02     7.202       4.993        94,261
                          12/31/01     9.544       7.202        68,795
                          12/31/00    10.000       9.544         2,914
                        11/15/2000(2)      --     10.000
VALIC Co. I Government
  Securities Division
  138(3)..............    12/31/04    14.810
                          12/31/03    14.850      14.810     1,066,805
                          12/31/02    13.443      14.850     1,410,001
                          12/31/01    12.769      13.443     1,447,442
                          12/31/00    11.470      12.769     1,372,638
                          12/31/99    11.470      11.470     1,390,591
                        12/23/1999(2)      --     11.470     1,415,677
VALIC Co. I Growth &
  Income Division
  134(3)..............    12/31/04    13.137
                          12/31/03    10.862      13.137       863,408
                          12/31/02    14.037      10.862     1,016,827
                          12/31/01    15.834      14.037     1,161,341
                          12/31/00    18.014      15.834     1,262,262
                          12/31/99    17.600      18.014     1,317,110
                        12/23/1999(2)      --     17.600     1,309,712
VALIC Co. II High
  Yield Bond Division
  147.................    12/31/04    12.477
                          12/31/03     9.736      12.477        45,204
                          12/31/02    10.057       9.736        34,960
                          12/31/01     9.623      10.057        25,788
                          12/31/00    10.000       9.623           617
                        11/15/2000(2)      --     10.000
VALIC Co. I
  International
  Equities Division
  138(3)..............    12/31/04     9.512
                          12/31/03     7.441       9.512       350,102
                          12/31/02     9.293       7.441       390,455
                          12/31/01    12.080       9.293       404,541
                          12/31/00    14.814      12.080       399,335
                          12/31/99    14.270      14.814       405,200
                        12/23/1999(2)      --     14.270       407,306
VALIC Co. I Money
  Market I Division
  132(3)..............    12/31/04    12.331
                          12/31/03    12.432      12.331       255,508
                          12/31/02    12.453      12.432       327,542
                          12/31/01    12.182      12.453       356,279
                          12/31/00    11.654      12.182       233,714
                          12/31/99    11.640      11.654       367,475
                        12/23/1999(2)      --     11.640       386,087
VALIC Co. I Stock
  Index Division
  133.................    12/31/04    16.041
                          12/31/03    12.690      16.041       805,831
                          12/31/02    16.592      12.690       884,902
                          12/31/01    19.168      16.592       980,728
                          12/31/00    21.445      19.168       923,386
                          12/31/99    20.970      21.445       948,596
                        12/23/1999(2)      --     20.970       943,866



                                                             NUMBER OF
                                       UNIT        UNIT        UNITS
                                     VALUE AT    VALUE AT   OUTSTANDING
                                     BEGINNING    END OF     AT END OF
FUND NAME                  YEAR       OF YEAR      YEAR        YEAR
---------               ----------   ---------   --------   -----------
VALIC Co. I Strategic
  Bond Division 146...    12/31/04    13.550
                          12/31/03    11.505      13.550       110,815
                          12/31/02    10.945      11.505       114,447
                          12/31/01    10.032      10.945        68,652
                          12/31/00    10.000      10.032           104
                        11/15/2000(2)      --     10.000
VALIC Co. II Mid Cap
  Value Division
  145.................    12/31/04    12.440
                          12/31/03     8.801      12.440       185,518
                          12/31/02    10.374       8.801       176,463
                          12/31/01    10.719      10.374       133,656
                          12/31/00    10.000      10.719         3,425
                        11/15/2000(2)      --     10.000
VALIC Co. I Growth
  Division 151........    12/31/04     4.972
                          12/31/03     4.087       4.972        68,209
                          12/31/02     5.922       4.087        79,922
                          12/31/01     8.639       5.922        61,487
                          12/31/00    10.000       8.639         1,179
                        11/15/2000(2)      --     10.000
VALIC Co. I Science &
  Technology Division
  144.................    12/31/04     4.168
                          12/31/03     2.791       4.168       112,137
                          12/31/02     4.734       2.791       115,630
                          12/31/01     8.164       4.734        85,396
                          12/31/00    10.000       8.164         3,332
                        11/15/2000(2)      --     10.000
OpCap Managed
  Portfolio Division
  139(3)..............    12/31/04    16.204
                          12/31/03    13.498      16.204     1,250,289
                          12/31/02    16.470      13.498     1,399,143
                          12/31/01    17.568      16.470     1,604,376
                          12/31/00    16.234      17.568     1,547,167
                          12/31/99    16.040      16.234     1,795,075
                        12/23/1999(2)      --     16.040     1,800,114
Oppenheimer Capital
  Appreciation/VA
  Division 112........    12/31/04    11.664
                          12/31/03     9.034      11.664       718,257
                          12/31/02    12.527       9.034       781,319
                          12/31/01    14.534      12.527       833,068
                          12/31/00    14.773      14.534       628,004
                          12/31/99    10.577      14.773       318,642
                          12/31/98     9.573      10.577         1,662
                        11/23/1998(2)      --      9.573
Oppenheimer High
  Income/VA Division
  114.................    12/31/04    11.556
                          12/31/03     9.455      11.556       273,109
                          12/31/02     9.825       9.455       281,951
                          12/31/01     9.772       9.825       311,386
                          12/31/00    10.296       9.772       203,317
                          12/31/99    10.012      10.296       125,894
                          12/31/98     9.936      10.012         1,792
                        11/23/1998(2)      --      9.936

--------------------------------------------------------------------------------


                                                             NUMBER OF
                                       UNIT        UNIT        UNITS
                                     VALUE AT    VALUE AT   OUTSTANDING
                                     BEGINNING    END OF     AT END OF
FUND NAME                  YEAR       OF YEAR      YEAR        YEAR
---------               ----------   ---------   --------   -----------
Oppenheimer Main
  Street Growth &
  Income/VA Division
  111.................    12/31/04    10.042
                          12/31/03     8.032      10.042     1,233,050
                          12/31/02    10.038       8.032     1,309,561
                          12/31/01    11.333      10.038     1,455,720
                          12/31/00    12.599      11.333     1,145,141
                          12/31/99    10.499      12.599       562,532
                          12/31/98    10.011      10.499         6,629
                        11/23/1998(2)      --     10.011
Oppenheimer Main
  Street Small Cap/VA
  Division 113........    12/31/04    15.045
                          12/31/03    10.569      15.045       252,075
                          12/31/02    12.723      10.569       270,490
                          12/31/01    12.952      12.723       274,678
                          12/31/00    16.085      12.952       244,322
                          12/31/99    11.131      16.085        94,772
                          12/31/98    10.079      11.131         2,973
                        11/23/1998(2)      --     10.079
Putnam VT Global
  Equity Class IB
  Shares Division
  149.................    12/31/04     6.112
                          12/31/03     4.797       6.112        36,218
                          12/31/02     6.269       4.797        44,163
                          12/31/01    10.000       6.269        38,471
                        11/15/2000(2)      --     10.000
Putnam VT Discovery
  Growth Fund Class IB
  Shares Division
  148.................    12/31/04     5.188
                          12/31/03     3.986       5.188        84,733
                          12/31/02     5.741       3.986        96,661
                          12/31/01     8.413       5.741        73,749
                          12/31/00    10.000       8.413         3,919
                        11/15/2000(2)      --     10.000



                                                             NUMBER OF
                                       UNIT        UNIT        UNITS
                                     VALUE AT    VALUE AT   OUTSTANDING
                                     BEGINNING    END OF     AT END OF
FUND NAME                  YEAR       OF YEAR      YEAR        YEAR
---------               ----------   ---------   --------   -----------
Templeton Developing
  Markets Securities
  Class 2 Division
  115(4)..............    12/31/04    13.709
                          12/31/03     9.088      13.709        72,312
                          12/31/02     9.231       9.088        86,857
                          12/31/01    10.186       9.231        95,374
                          12/31/00    15.200      10.186        86,818
                          12/31/99    10.095      15.200        46,150
                          12/31/98    10.229      10.095            --
                        11/23/1998(2)      --     10.229
Templeton Foreign
  Securities Class 2
  Division 116(5).....    12/31/04    10.323
                          12/31/03     7.918      10.323       174,369
                          12/31/02     9.861       7.918       188,788
                          12/31/01    11.907       9.861       199,041
                          12/31/00    12.369      11.907       189,296
                          12/31/99    10.179      12.369        88,398
                          12/31/98    10.091      10.179           360
                        11/23/1998(2)      --     10.091
Van Kampen LIT
  Emerging Growth
  Division 136(3).....    12/31/04    18.001
                          12/31/03    14.336      18.001       690,881
                          12/31/02    21.537      14.336       783,530
                          12/31/01    31.887      21.537       879,285
                          12/31/00    35.992      31.887       887,930
                          12/31/99    34.300      35.992       814,202
                          12/31/98        --      34.300       809,405


------------


(1) The Selected Purchase Unit Data does not include the purchase of any optional death benefits.



(2) Purchase Unit Value At Date Of Inception.



(3) On December 23, 1999, the mutual funds in which Divisions 1-7 of A.G. Separate Account A invested were replaced by seven similar substitute mutual funds. Accordingly, the Selected Purchase Unit Data for Divisions 1-7 is shown for the period of December 23, 1999 through December 31, 1999 and is based on the new purchase unit values of Divisions 1-7 which were calculated on December 23, 1999. Additionally, we now identify December 23, 1999 as the inception date for the replacement Divisions. See the "About A.G. Separate Account A" section in this prospectus.



(4) Effective May 1, 2000 the Templeton Developing Markets Fund merged with the Templeton Developing Markets Equity Fund. At the same time as the merger, the Templeton Developing Markets Fund changed its name to the Templeton Developing Markets Securities Fund. Accordingly, the Templeton Developing Markets Fund was renamed the Templeton Developing Markets Securities Fund. The Selected Purchase Unit Data for the Division through December 31, 1999, reflects units of the Templeton Developing Markets Fund.



(5) Effective May 1, 2002, the Templeton International Securities Fund changed its name to the Templeton Foreign Securities Fund. Accordingly, the Templeton International Securities Fund was renamed the Templeton Foreign Securities Fund. Effective May 1, 2000 the Templeton International Fund merged with the Templeton International Equity Fund. At the same time as the merger, the Templeton International Fund changed its name to the Templeton International Securities Fund. Accordingly, the Templeton International Fund was renamed the Templeton International Securities Fund. The Selected Purchase Unit Data for the Division through December 31, 1999, reflects units of the Templeton International Fund.



Financial statements of A.G. Separate Account A are included in the Statement of Additional Information, which is available upon request. Purchase units shown are for a Purchase Unit outstanding throughout the year under a representative contract of the type invested in each column shown.

SUMMARY
--------------------------------------------------------------------------------

The Contract is a combination fixed and variable annuity that offers you a wide choice of investment options and flexibility. A summary of the Contract's major features is presented below. For a more detailed discussion of the Contract, please read the entire prospectus carefully.

FIXED AND VARIABLE OPTIONS


The Contract offers a choice of several Fixed and Variable Account Options. "Fixed Account Options" are subaccounts into which your Purchase Payments and Account Value may be allocated to fixed investment options. Currently, there are four Fixed Account Options: the One Year Fixed Account Option; the DCA One Year Fixed Account Option; the DCA Six Month Fixed Account Option; and the MVA Option. The Fixed Account Options are guaranteed to earn at least a minimum rate of interest. "Variable Account Options" are investment options that correspond to Separate Account Divisions offered by the Contract. Investment returns on Variable Account Options may be positive or negative depending on the investment performance of the underlying Mutual Fund. See the "Fixed and Variable Account Options" and "Dollar Cost Averaging Program" sections of this prospectus.


DEATH BENEFIT OPTIONS

At the time that your Contract is issued you may choose the Enhanced Death Benefit or the Annual Step-Up Death Benefit, in place of the Standard Death Benefit offered in the Contract. There will be a charge for choosing the Enhanced Death Benefit or the Annual Step-Up Death Benefit. There is no charge for the Standard Death Benefit. See the "Death Benefit" section and the "Fees and Charges" section in this prospectus.

TRANSFERS


You may transfer money in your account among the Contract's investment options free of charge. We reserve the right, however, to impose a fee that will not exceed the lesser of $25 or 2% of the amount transferred for each transfer which will be deducted from the amount transferred. Transfers during the Purchase Period are permitted as follows:


- You may transfer your Account Value among the Variable Account Options;

- You may transfer your Account Value from the One Year Fixed Account Option to one or more Variable Account Options; and


- You may transfer your Account Value from one or more Variable Account Options into the One Year Fixed Account Option, subject to a six month waiting period following any transfer of Account Value from the One Year Fixed Account Option into one or more Variable Account Options. (For example, if you make a transfer of Account Value from the One Year Fixed Account Option into the Stock Index Fund Division 5 on January 3 of a Contract Year, you will not be allowed to transfer the Account Value in the Stock Index Fund Division 5 back into the One Year Fixed Account Option until June 3 of such Contract Year.)



Once you begin receiving payments from your account (in the Payout Period), you may still transfer funds among the Variable Account Options and from the Variable Account Options to the One Year Fixed Account Option.


You cannot transfer amounts you have invested in the MVA Option to another investment option during an MVA Term without the application of a Market Value Adjustment. See the "MVA Option" and "Market Value Adjustment" sections of this prospectus for more information.
Transfers can be made by calling the Company's toll-free transfer service at 1-800-424-4990. For more information on account transfers, see the "Transfers Between Investment Options" section in this prospectus.

FEES AND CHARGES

ACCOUNT MAINTENANCE FEE

On each Contract Anniversary, the Company deducts an Account Maintenance Fee of $30 from your Account Value. The fee is deducted proportionately from each investment option. During the Purchase Period, if the Account Value on a Contract Anniversary is at least $40,000, the Company will waive the fee for that Contract Year.

SURRENDER CHARGE

Under some circumstances a surrender charge is deducted from your account. These situations are discussed in detail in the section of this prospectus entitled "Fees and Charges -- Surrender Charge." When this happens the surrender charge is computed as a percent of the total Purchase Payments withdrawn based on

For more information on
PURCHASE PAYMENTS, refer
to the "Purchase Period"
section of the prospectus.

MVA TERM -- a period of
time in which an amount of
Account Value is allocated to a
guarantee period in the MVA
Option. See the "MVA Option"
section in this prospectus.

More information on FEES
may be found in this
prospectus under the
headings "FEES AND
CHARGES" AND "FEE TABLE."

CONTRACT ANNIVERSARY -- the date
that the Contract is issued
and each yearly anniversary
of that date thereafter.

--------------------------------------------------------------------------------

the length of time from when each Purchase Payment was received up to a maximum of 5.0% of Purchase Payments.

Withdrawals from the MVA Option prior to the end of the applicable MVA Term will also be subject to a Market Value Adjustment unless an exception applies. This may increase or reduce the amount withdrawn. However, the Market Value Adjustment will not reduce the amount invested in the MVA Option below the guaranteed amount. See the "MVA Option" and "Market Value Adjustment" sections of this prospectus for more information.

Withdrawals are always subject to federal tax restrictions, which generally include a tax penalty on withdrawals made prior to age 59 1/2.

PREMIUM TAX CHARGE

Premium taxes ranging from zero to 3 1/2% are currently imposed by certain states and municipalities on Purchase Payments made under the Contract. For a detailed discussion on timing and deduction of premium taxes see the section of this prospectus entitled "Fees and Charges -- Premium Tax Charge."

SEPARATE ACCOUNT CHARGES

If you choose a Variable Account Option you will incur a mortality and expense risk fee and an administration fee. We take these charges from your Variable Account Options on a daily basis. These charges are at annualized rates of 1.25% and 0.15%, respectively.

OPTIONAL SEPARATE ACCOUNT CHARGES


If you choose one of the optional death benefits you will incur additional charges which we take from your Variable Account Options on a daily basis. More information on the Optional Separate Account Charges can be found in the "Fee Table" and the "Fees and Charges" sections in this prospectus.


PAYOUT OPTIONS


When you withdraw your money, you can select from several payout options: an annuity (which guarantees payment for as long as you live), periodic withdrawals and systematic withdrawals. More information on payout options can be found in the "Payout Period" section of this prospectus.


COMMUNICATIONS TO THE
COMPANY

You should include, in communications to the Company, your Contract number, your name, and, if different, the Annuitant's name. You may direct communications to the Annuity Service Center address shown on the inside back cover of this prospectus. We will consider communications to be received at our Annuity Service Center on the date we actually receive them, if they are in the form described in this prospectus. See "Transfers Between Investment
Options -- Communicating Transfer or Reallocation Instructions" in this prospectus.

FEDERAL TAX INFORMATION


Although deferred annuity contracts such as the Contract can be purchased with after-tax dollars, they are also used in connection with retirement programs which receive favorable tax treatment under federal law. Thus, a deferred annuity contract generally does not provide additional tax deferral beyond the tax-qualified retirement plan or program itself. Annuities, custodial accounts and trusts used to fund tax-qualified retirement plans and programs (such as those established under Internal Revenue Code ("Code") sections 403(b) or 401(k) and Individual Retirement Accounts ("IRAs") generally defer payment on taxes and earnings until withdrawal. If you are considering an annuity to fund a tax-qualified plan or program, you should know that an annuity generally does not provide additional tax deferral beyond the tax-qualified plan or program itself. Annuities, however, may provide other important features and benefits such as the income payout option, which means that you can choose to receive periodic payments for the rest of your life or for a certain number of years, and a minimum guaranteed death benefit, which protects your Beneficiaries if you die before you begin the income payout option. Separate Account fees are charged for these benefits, as described in the "Fees and Charges" section of this prospectus.


PURCHASE REQUIREMENTS


The minimum initial Purchase Payment for Non-Qualified Contracts is $5,000 and for Qualified Contracts is $2,000. The minimum subsequent Purchase Payment is $1,000 for nonqualified Contracts and $250 for Qualified Contracts. The minimum amount per a preauthorized debit Purchase Payment under the Automatic Check Option is $50. More information about the Automatic Check Option can be found in the "Purchase Period" section of this prospectus.


At the time that your initial Purchase Payment is made, the Company will credit an additional 1% of the amount as a Bonus. Any subsequent Purchase Payments of at least $5,000 for Non-

For a more detailed
discussion of these income
tax provisions, see the
"FEDERAL TAX MATTERS"
sections of this prospectus and
of the Statement of Additional
Information.

--------------------------------------------------------------------------------

Qualified Contracts and $2,000 for Qualified Contracts will also be credited with an additional 1% of the amount as a Bonus (subject to state regulatory approval). For more information on the 1% Bonus and on Purchase Payments, see the "Purchase Period" section in this prospectus.

From time to time the Company may change the minimum amount necessary to establish a new MVA Option guarantee period (an "MVA Band"). For more information on the MVA Band, see the "MVA Option" and "Market Value Adjustment" sections in this prospectus.

RIGHT TO RETURN

You may return your Contract by mailing it directly to the Annuity Service Center or returning it to the registered representative through whom you purchased the Contract within 10 days after you receive it, unless your state permits a longer period. We will then return to you:

  - Your Purchase Payment, adjusted to reflect investment experience and any Fees and Charges which have been deducted; or

  - In certain states, your entire Purchase Payment as required by state law.

See the "Purchase Period -- Right to Return" and "Purchase Period -- 1% Bonus" sections in this prospectus for information on how the 1% Bonus is impacted by the Right to Return.

GENERAL INFORMATION
--------------------------------------------------------------------------------

ABOUT THE CONTRACT


The Contract was developed to help you save money for your retirement. It offers a combination of fixed and variable options that you can invest in to help you reach your retirement savings goals. Your contributions to the Contract can come from different sources, such as payroll deductions or money transfers. Your retirement savings process with the Contract will involve two stages: the Purchase Period and the Payout Period. The first is when you make contributions into the Contract called "Purchase Payments." The second is when you receive your retirement payouts. For more information, see "Purchase Period" and "Payout Period."



You may choose, depending upon your retirement savings goals, your personal risk tolerances, and your retirement plan, to invest in the Fixed Account Options and/or the Variable Account Options described in this prospectus. When you decide to retire, or otherwise withdraw your money, you can select from a wide array of payout options including both fixed and variable payments. In addition, this prospectus will describe for you all fees and charges that may apply to your participation in the Contract.



ABOUT THE COMPANY



We are a life insurance company organized on July 5, 1944 and located in the State of Texas. Our main business is issuing and offering fixed and variable retirement annuity contracts, like the Contract. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. Our Annuity Service Center is located at 205 E. 10th Avenue, Amarillo, Texas 79101. The address to send any Purchase Payments and sums payable to the Company under the Contract is: AIG Annuity Insurance Company, P.O. Box 1792, Amarillo, TX, 79105, if sent by mail; and c/o Amarillo National Bank, Lockbox 1792, 410 S. Taylor, Amarillo, TX, 79101, if sent by overnight delivery. The Company primarily distributes its annuity contracts through financial institutions, general agents, and specialty brokers.



On February 25, 1998, the Company became an indirect, wholly-owned subsidiary of American General Corporation ("AGC"), a Texas corporation. On this date the Company changed its name from Western National Life Insurance Company to American General Annuity Insurance Company. On August 29, 2001, AGC was acquired by American International Group, Inc. ("AIG"), a Delaware corporation. As a result, the Company is an indirect, wholly-owned subsidiary of AIG. AIG is the world's leading international insurance and financial services organization, with operations in more than 130 countries and jurisdictions. AIG member companies serve commercial, institutional and individual customers through the most extensive worldwide property-casualty and life insurance networks of any insurer. In the United States,


BONUS - an additional
amount paid by the Company,
equal to 1% of the initial
Purchase Payment and
certain subsequent
Purchase Payments.

MVA BAND -- the name given
to a specific amount of
Account Value allocated to
the MVA Option for an
MVA Term. See the "MVA Option"
and "Market Value Adjustment"
sections in this prospectus.

All inquiries regarding
THE CONTRACT
may be directed to the
Annuity Service Center
at the address shown.

For more information about
THE COMPANY, see the Statement
of Additional Information.

--------------------------------------------------------------------------------


AIG companies are the largest underwriters of commercial and industrial insurance, and among the top-ranked life insurers. Subsequently, on March 1, 2002, the Company changed its name from American General Annuity Insurance Company to AIG Annuity Insurance Company.


ABOUT A.G. SEPARATE ACCOUNT A

When you direct money to the Contract's Variable Account Options, you will be sending that money through A.G. Separate Account A. You do not invest directly in the Mutual Funds made available in the Contract. A.G. Separate

Account A invests in the Mutual Funds on behalf of your account. A.G. Separate Account A is made up of what we call "Divisions." Several Divisions are available and represent the Variable Account Options in the Contract. Each of these Divisions invests in a different Mutual Fund made available through the Contract. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of A.G. Separate Account A.


On December 23, 1999, the Mutual Funds in which Divisions 1-7 of A.G. Separate Account A invested were replaced by seven similar substitute Mutual Funds, as follows: Credit Suisse Growth and Income Portfolio (Division 1) was replaced by Growth & Income Fund; Credit Suisse International Equity Portfolio (Division 2) was replaced by International Equities Fund; EliteValue Portfolio (Division 3) was replaced by OCCAT Managed Portfolio; American General U.S. Government Securities Portfolio (Division 4) was replaced by Government Securities Fund; State Street Global Advisors Growth Equity Portfolio (Division 5) was replaced by Stock Index Fund; State Street Global Advisors Money Market Portfolio (Division 6) was replaced by Money Market I Fund; and Van Kampen Emerging Growth Portfolio (Division 7) was replaced by Van Kampen LIT Emerging Growth Portfolio.


The Company established A.G. Separate Account A on November 9, 1994 under Texas insurance law. Prior to May 1, 1999, A.G. Separate Account A was known as AGA Separate Account A. Prior to May 1, 1998, AGA Separate Account A was known as WNL Separate Account A. A.G. Separate Account A is registered with the SEC as a unit investment trust under The Investment Company Act of 1940 ("1940 Act"). Units of interest in A.G. Separate Account A are registered as securities under the Securities Act of 1933 ("1933 Act").


A.G. Separate Account A is administered and accounted for as part of the Company's business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of A.G. Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of the Contract, A.G. Separate Account A may not be charged with the liabilities of any other Company operation. The Texas Insurance Code requires that the assets of A.G. Separate Account A attributable to the Contract be held exclusively for the benefit of the Contract Owner, annuitants, and beneficiaries of the Contract. The commitments under the Contracts are the Company's, and AIG has no legal obligation to back those commitments. When we discuss performance information in this prospectus, we mean the performance of an A.G. Separate Account A Division.

ABOUT THE FIXED ACCOUNT

When you direct money to the Contract's Fixed Account Options, it will become part of the Company's general assets (except in certain states where allocations to the MVA Option must be allocated to a separate account of the Company). Our obligations for the Fixed Account are legal obligations of the Company. Our general assets support these obligations. These general assets also support our obligations under other annuity contracts we issue. See the "Purchase Period -- Choosing Investment Options" section in this prospectus.

With the MVA Option, a Market Value Adjustment may increase or reduce the Account Value in this Fixed Account Option. See the "MVA Option" and "Market Value Adjustment" sections in this prospectus for additional information.

UNITS OF INTEREST

Your investment in a Division of A.G. Separate Account A is represented by units of interest issued by A.G. Separate Account A. On a daily basis, the units of interest issued by A.G. Separate Account A are revalued to reflect that day's performance of the underlying Mutual Fund minus any applicable fees and charges to A.G. Separate Account A.

MUTUAL FUND OR FUND --
the investment portfolio(s)
of a registered open-end
management investment
company, which serves as
the underlying investment
vehicle for each Division
represented in A.G.
Separate Account A.

--------------------------------------------------------------------------------

DISTRIBUTION OF THE CONTRACTS


The Contracts are sold by licensed insurance agents who are registered representatives of broker-dealers which are members of the National Association of Securities Dealers (the "NASD"), unless such broker-dealers are exempt from the broker-dealer registration requirements of the Securities Exchange Act of 1934, as amended (the "1934 Act"). The principal underwriter and distributor for A.G. Separate Account A is American General Distributors, Inc. ("AGDI"), an affiliate of the Company. AGDI was formerly known as A.G. Distributors, Inc. In the States of Florida and Illinois, AGDI is known as American General Financial Distributors of Florida, Inc. and American General Financial Distributors of Illinois, Inc., respectively. AGDI was organized as a Delaware corporation on June 24, 1994, and is a registered broker-dealer under the 1934 Act, and a member of the NASD.

The broker-dealers who sell the Contracts will be compensated for such sales by commissions ranging up to 7% of each Purchase Payment. These commissions are paid by the Company and do not result in any charge to Contract Owners or to A.G. Separate Account A in addition to the charges described under the "Fees and Charges" section in this prospectus.


The Company and AGDI may enter into marketing and/or sales agreements with certain broker-dealers where these broker-dealers and/or their affiliates, work with the Company and AGDI in the promotion and marketing of the Contracts. These arrangements do not result in any charge to Contract Owners or to A.G. Separate Account A in addition to the charges described under the "Fees and Charges"
section in this prospectus.



FIXED AND VARIABLE ACCOUNT OPTIONS


--------------------------------------------------------------------------------


There are several Fixed and Variable investment options offered under the Contract. The Funds that underlie the Variable Account Options are registered as investment companies under and are subject to regulation of the 1940 Act. The Fixed Account Options are not subject to regulation under the 1940 Act and are not required to be registered under the 1933 Act. As a result, the SEC has not reviewed data in this prospectus that relates to the Fixed Account Options. However, federal securities law does require such data to be accurate and complete.



FIXED ACCOUNT OPTIONS



Each of the Fixed Account Options are part of the Company's general assets. The MVA Option may be invested in either the general assets of the Company or in a separate account of the Company, depending on state requirements. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in the "Summary" section appearing in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. With the exception of a Market Value Adjustment which generally will be applied to withdrawals or transfers from an MVA Option prior to the end of the MVA Term, as explained below, we bear the entire investment risk for the Fixed Account Option. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets.


--------------------------------------------------------------------------------


              FIXED ACCOUNT OPTIONS
------------------------------------------------------------------------
FIXED OPTIONS One Year Guarantee          Guaranteed current interest
              Period ("One Year           income
              Fixed Account")
              ----------------------------------------------------------
              DCA One Year Guarantee      Guaranteed current interest
              Period ("DCA One Year       income
              Fixed Account")
              ----------------------------------------------------------
              DCA Six Month               Guaranteed current interest
              Guarantee Period ("DCA      income
              Six Month Fixed
              Account")
              ----------------------------------------------------------
              Market Value                Multi-year guaranteed interest
              Adjustment Guarantee        income
              Period ("MVA Option")       (May not be available in all
                                          states)
------------------------------------------------------------------------


For more information about
DISTRIBUTOR, see the Statement
of Additional Information.

AGDI'S address is
2929 Allen Parkway,
Houston, Texas 77019.

--------------------------------------------------------------------------------


NON-MVA FIXED ACCOUNT OPTIONS



The Contract offers three Fixed Account Options that are not associated with the MVA Option. These three Non-MVA Fixed Account Options are the One Year Fixed Account, the DCA One Year Fixed Account and the DCA Six Month Fixed Account.



The DCA One Year Fixed Account Option and the DCA Six Month Fixed Account Option are used exclusively in connection with the Dollar Cost Averaging Program. See the "Dollar Cost Averaging Program" section of this prospectus.



MVA OPTION



The MVA Option is a Fixed Account Option where all or a portion of your Account Value is placed in one or more separate MVA Bands for specific MVA Terms. Each additional allocation to the MVA Option is allocated to a separate MVA Band for a separate MVA Term. For example, let's say that on September 1, 2001, you allocate a portion of Account Value ("September 1 Account Value") to the MVA Option, for a specified period of time offered by the Company, and at a declared interest rate guaranteed by the Company. Then on September 2, 2001, you allocate additional Account Value ("September 2 Account Value") to the MVA Option, for a specified period of time offered by the Company, and at a declared interest rate guaranteed by the Company. The September 1 Account Value and the September 2 Account Value are considered 2 separate and distinct MVA Bands. Each MVA Band must remain in the MVA Option for the specific amount of time we offered, which is called the MVA Term. (For example, the Company may offer a five year MVA Term.) If Account Value is withdrawn from an MVA Band before the MVA Term ends, then a Market Value Adjustment will apply. The minimum amount to establish a new MVA Band may be changed from time to time. The MVA Option may not be available in all states. See the "Market Value Adjustment" section in this prospectus.



VARIABLE ACCOUNT OPTIONS



You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus. A complete discussion of each of the Variable Account Options may be found in the "Summary" and "Variable Account Options" sections in this prospectus. Based upon a Variable Account Option's Purchase Unit Value your account will be credited with the applicable number of Purchase Units. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying fund (which may be positive or negative) and the deduction of A.G. Separate Account A charges. See the "Fees and Charges" section in this prospectus. Because Purchase Unit Values change daily, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.



----------------------------------------------------------------------------------------------------------------------------
              VARIABLE ACCOUNT            INVESTMENT OBJECTIVE*               ADVISER                   SUB-ADVISER
              OPTIONS
----------------------------------------------------------------------------------------------------------------------------
EQUITY        AIM V.I. Capital            Growth of capital.                  A I M Advisors, Inc.      --
FUNDS         Appreciation Fund
              Series I(1)
              --------------------------------------------------------------------------------------------------------------
              Janus Aspen Growth          Seeks long-term growth of           Janus Capital             --
              Portfolio -- Service        capital in a manner consistent      Management, LLC
              Shares(2)                   with the preservation of
                                          capital.
              --------------------------------------------------------------------------------------------------------------
              Janus Aspen                 Seeks long-term growth of           Janus Capital             --
              International Growth        capital.                            Management, LLC
              Portfolio -- Service
              Shares(2)
              --------------------------------------------------------------------------------------------------------------
              MFS(R) VIT Capital          Seeks capital appreciation.         Massachusetts             --
              Opportunities                                                   Financial Services
              Series(3)                                                       Company
              --------------------------------------------------------------------------------------------------------------
              Growth & Income             Seeks to provide long-term          VALIC                     AIG SunAmerica Asset
              Fund(4)                     growth of capital and,                                        Management Corp.
                                          secondarily, current income
                                          through investment in common
                                          stocks and equity-related
                                          securities.
              --------------------------------------------------------------------------------------------------------------
              International Equities      Seeks to provide long-term          VALIC                     AIG Global
              Fund(4)                     growth of capital through                                     Investment Corp.
                                          investments primarily in a
                                          diversified portfolio of
                                          equity and equity related
                                          securities of foreign issuers
                                          that, as a group, are expected
                                          to provide investment results
                                          closely corresponding to the
                                          performance of the MSCI EAFE
                                          Index.
              --------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
              Stock Index Fund(4)         Seeks long-term capital growth      VALIC                     AIG Global
                                          through investment in common                                  Investment Corp.
                                          stocks that, as a group, are
                                          expected to provide investment
                                          results closely corresponding
                                          to the performance of the
                                          Standard & Poor's 500 Stock
                                          Index(R).
              --------------------------------------------------------------------------------------------------------------
              Mid Cap Value Fund(5)       Seeks capital growth through        VALIC                     Wellington
                                          investment in equity                                          Management Company,
                                          securities of medium                                          LLP
                                          capitalization companies using
                                          a value-oriented investment
                                          approach.
              --------------------------------------------------------------------------------------------------------------
              Science & Technology        Seeks long-term capital             VALIC                     T. Rowe Price
              Fund(4)                     appreciation through                                          Associates, Inc.
                                          investment primarily in the
                                          common stocks of companies
                                          that are expected to benefit
                                          from the development,
                                          advancement and use of science
                                          and technology.
              --------------------------------------------------------------------------------------------------------------
              OpCap Managed               Growth of capital over time         PIMCO                     --
              Portfolio(6)                through investments in common
                                          stocks, bonds and cash
                                          equivalents.
              --------------------------------------------------------------------------------------------------------------
              Oppenheimer Capital         Seeks to achieve capital            OppenheimerFunds,         --
              Appreciation                appreciation by investing in        Inc.
              Fund/VA(7)                  securities of well-known
                                          established companies.
              --------------------------------------------------------------------------------------------------------------
              Oppenheimer Main            Seeks high total return (which      OppenheimerFunds,         --
              Street Growth & Income      includes growth in the value        Inc.
              Fund/VA(7)                  of its shares as well as
                                          current income) from equity
                                          and debt related securities.
              --------------------------------------------------------------------------------------------------------------
              Oppenheimer Main            Seeks to provide capital            OppenheimerFunds,         --
              Street Small Cap            appreciation primarily through      Inc.
              Fund/VA(7)                  investments in securities of
                                          small cap companies.
              --------------------------------------------------------------------------------------------------------------
              Putnam VT Global            Seeks capital appreciation.         Putnam Investment         --
              Equity Fund -- Class                                            Management, LLC
              IB Shares(8)
              --------------------------------------------------------------------------------------------------------------
              Putnam VT Discovery         Seeks long-term growth of           Putnam Investment         --
              Growth Fund -- Class        capital.                            Management, LLC
              IB Shares(8)
              --------------------------------------------------------------------------------------------------------------
              Templeton Developing        Seeks long-term capital             Templeton Asset           --
              Markets Securities          appreciation. The Fund              Management Ltd.
              Fund --                     normally invests at least 80%
              Class 2(9)                  of its assets in emerging
                                          market investments.
              --------------------------------------------------------------------------------------------------------------
              Templeton Foreign           Long-term capital growth. The       Templeton Investment      --
              Securities Fund --          Fund normally invests in            Counsel, LLC
              Class 2(9)                  stocks of companies located
                                          outside the United States,
                                          including emerging markets.
              --------------------------------------------------------------------------------------------------------------
              Van Kampen LIT              Capital appreciation by             Van Kampen Asset          --
              Emerging Growth             investing in common stocks of       Management Inc.
              Portfolio -- Class I        emerging growth companies.
              Shares(10)
----------------------------------------------------------------------------------------------------------------------------
INCOME FUNDS  AIM V.I. Diversified        Achieve a high level of             A I M Advisors, Inc.      --
              Income Fund Series          current income.
              I(1)
              --------------------------------------------------------------------------------------------------------------
              Government Securities       Seeks high current income and       VALIC                     AIG Global
              Fund(4)                     protection of capital through                                 Investment Corp.
                                          investments in intermediate
                                          and long-term U.S. Government
                                          debt securities.
              --------------------------------------------------------------------------------------------------------------
              High Yield Bond             Seeks the highest possible          VALIC                     AIG Global
              Fund(5)                     total return and income                                       Investment Corp.
                                          consistent with conservation
                                          of capital through investment
                                          in a diversified portfolio of
                                          high yielding, high risk
                                          fixed-income securities.
              --------------------------------------------------------------------------------------------------------------
              Strategic Bond Fund(5)      Seeks the highest possible          VALIC                     AIG Global
                                          total return and income                                       Investment Corp.
                                          consistent with conservation
                                          of capital through investment
                                          in a diversified portfolio of
                                          income producing securities.
              --------------------------------------------------------------------------------------------------------------
              Oppenheimer High            Seeks to provide a high level       OppenheimerFunds,         --
              Income Fund/VA(7)           of current income from              Inc.
                                          investment in high yield
                                          fixed-income securities.
----------------------------------------------------------------------------------------------------------------------------
MONEY MARKET  Money Market I Fund(4)      Seeks liquidity, protection of      VALIC                     AIG SunAmerica Asset
FUND                                      capital and current income                                    Management Corp.
                                          through investments in
                                          short-term money market
                                          securities.
----------------------------------------------------------------------------------------------------------------------------



 (1) A series of AIM Variable Insurance Funds.


 (2) A series of Janus Aspen Series -- Service Shares.


 (3) A series of MFS(R) Variable Insurance Trust.


 (4) A series of VALIC Company I.


 (5) A series of VALIC Company II.


 (6) A series of PIMCO Advisors Variable Insurance Trust.


 (7) A series of Oppenheimer Variable Account Funds.


 (8) A series of Putnam Variable Trust.


 (9) A series of Franklin Templeton Variable Insurance Products Trust.


(10) A series of Van Kampen Life Investment Trust.


 * There can be no assurance that investment objectives will be achieved.



A detailed description of the investment objective and strategy and more information about each Fund's fees may also be found in each Fund's current prospectus.

The Company has entered into various administrative services agreements with most of the advisers or administrators for the Funds that offer shares to the Divisions. The Company receives fees for the administrative services it performs. These fees do not result in any charge to Contract Owners or to A.G. Separate Account A in addition to the charges described under the "Fees and Charges" section in this prospectus.

Each of these Funds is registered as an open-end, management investment company and is regulated under the 1940 Act. For complete information about each of these Funds, including charges and expenses, you should refer to the prospectus for that Fund. Additional copies are available from the Company's Annuity Service Center at the address shown in the back of this prospectus.

PURCHASE PERIOD
--------------------------------------------------------------------------------

The Purchase Period begins when your first Purchase Payment is credited and the Contract is issued (as discussed below) and continues until you begin your Payout Period. The Purchase Period can also end when the Contract is surrendered before the Payout Period.

PURCHASE PAYMENTS


You may establish an account only through a registered representative. NO NEW APPLICATIONS ARE BEING ACCEPTED AT THIS TIME BECAUSE THE CONTRACT IS NO LONGER OFFERED FOR SALE. All Purchase Payments and sums payable to the Company under the Contract must be sent to the Company at the following addresses: AIG Annuity Insurance Company, P.O. Box 1792, Amarillo, TX 79105, if the Purchase Payments are sent by mail; and Amarillo National Bank, Lockbox 1792, 410 S. Taylor, Amarillo, TX 79101, if the Purchase Payments are sent by overnight delivery.


Minimum initial and subsequent Purchase Payments are as follows:

                                   Initial    Subsequent
                                   Purchase    Purchase
          Contract Type            Payment     Payment
          -------------            --------   ----------
Non-Qualified Contract              $5,000      $1,000
Qualified Contract                  $2,000      $  250

Subject to the maximum and minimum Purchase Payment requirements, you may make subsequent Purchase Payments and may increase or decrease or change the frequency of such payments. The maximum total Purchase Payments we will accept without our prior approval is $500,000 if the Contract is issued to you at age 74 or younger and $250,000 if the Contract is issued to you at age 75 or older.

You may select on your Contract application the Automatic Check Option. The Automatic Check Option allows you to preauthorize debits against a bank account that you indicate on the Preauthorized Debit Form to be sent in with your Contract application. The minimum amount per a preauthorized debit Purchase Payment under the Automatic Check Option is $50.

Purchase Payments are received by the Company at the address above. When an initial Purchase Payment is accompanied by a properly completed application, within 2 business days we will:

- Accept the Application -- credit the Purchase Payment and issue a Contract;

- Reject the Application -- return the Purchase Payment; or

- Request Additional Information -- to correct or complete the application. You must respond to our request within 5 business days after we receive your Purchase Payment and application at the address above. Then we will process the application, credit the Purchase Payment and issue a Contract within 2 business days after we receive the requested information.

In states where we are required by state law to refund an amount equal to Purchase Payments, we invest your initial Purchase Payment and any additional Purchase Payments in the Money Market Division from the date your investment performance begins until the first business day 10 days later, unless your state permits a longer period. Then we will automatically allocate your investment among the investment options you have chosen. See "Right to Return" below.


If mandated under applicable law, we may be required to reject a Purchase Payment. We may also be required to block a Contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.

--------------------------------------------------------------------------------

RIGHT TO RETURN

If for any reason you are not satisfied with your Contract, you may return it to the Company and receive a refund of your Purchase Payments adjusted to reflect
(1) investment experience and (2) any Fees and Charges which have been deducted. (In certain states, we will return Purchase Payments as required by state law.) To exercise your right to return your Contract, you must mail it directly to the Annuity Service Center or return it to the registered representative through whom you purchased the Contract within 10 days after you receive it, unless your state permits a longer period. The address for the Annuity Service Center is located in the back of this prospectus. Please see the "1% Bonus" section below for information on how the 1% Bonus is impacted by the Right to Return.

1% BONUS


At the time that your initial Purchase Payment is made, the Company will credit an additional 1% of the amount to your Account Value as a Bonus. Any subsequent Purchase Payments of at least $5,000 for nonqualified Contracts and $2,000 for Qualified Contracts will also be credited with an additional 1% of the amount to your Account Value as a Bonus. (The 1% Bonus will not be credited for any subsequent Purchase Payments in the States of New Jersey and Oregon.) The 1% Bonus will be applied to the Account Value pro rata by each Variable Account Option(s) and/or the One Year Fixed Account Option in the same ratio as the Purchase Payment is allocated. The Company reserves the right to limit its total payment of such Bonus to $5,000 per Contract.


Fees and charges for a variable annuity contract with a bonus, such as this Contract, are higher than fees and charges for a variable annuity contract without a bonus. The Company pays for the 1% Bonus through higher fees and charges deducted from the Contract. Any increase in Account Value that you receive in connection with the 1% Bonus may be more than offset by the higher fees and charges used by the Company to pay for the 1% Bonus.
--------------------------------------------------
 IN ANY OF THE FOLLOWING CIRCUMSTANCES, YOU WILL NOT BE ALLOWED TO RETAIN ALL OR A PORTION OF THE 1% BONUS APPLIED TO YOUR CONTRACT:
 - IF YOU RETURN YOUR CONTRACT WITHIN THE RIGHT TO RETURN PERIOD AND THERE HAS BEEN AN INCREASE IN ACCOUNT VALUE. If this occurs, the Company will subtract the 1% Bonus from the Account Value pro rata by the One Year Fixed Account Option and each Variable Account Option in which you currently have money invested. The Company will not subtract any Account Value earned because of the 1% Bonus.

 - IF YOU RETURN YOUR CONTRACT WITHIN THE RIGHT TO RETURN PERIOD AND THERE HAS BEEN A DECREASE IN ACCOUNT VALUE. If this occurs, the Company will subtract a portion of the 1% Bonus from the Account Value pro rata by the One Year Fixed Account Option and each Variable Account Option in which you currently have money invested. You will not have the amount of money returned to you reduced due to the 1% Bonus.

 - IF YOU WITHDRAW MONEY FROM YOUR ACCOUNT VALUE WITHIN SEVEN YEARS OF A PURCHASE PAYMENT WHICH QUALIFIED FOR THE 1% BONUS, AND THE AMOUNT OF MONEY WITHDRAWN IS MORE THAN THE AMOUNT PERMITTED UNDER THE SYSTEMATIC WITHDRAWAL OPTION OR THE 10% FREE WITHDRAWAL AMOUNT. If this occurs, the Company will subtract the 1% Bonus from the Account Value pro rata by each Variable Account Option and the One Year Fixed Account Option in which you currently have money invested. The Company will not subtract any Account Value earned by the 1% Bonus.

   IMPORTANT NOTES: (1) Because your Contract deducts certain fees and expenses based on Account Value, you will be charged additional amounts due to the 1% Bonus. (2) Since charges will have been assessed against the higher amount (Purchase Payments plus the 1% Bonus), it is possible that upon a withdrawal after the right to return period has expired, particularly in a declining market, you will receive less money back than you would have if you had not received the 1% Bonus.
                              --------------------------------------------------
--------------------------------------------------------------------------------

Please see the section on "Federal Tax Matters" in this prospectus for information on how the bonus is treated by federal tax laws.

BONUS - an additional
amount paid by the Company,
equal to 1% of the initial
Purchase Payment and
certain subsequent
Purchase Payments.

--------------------------------------------------------------------------------

PURCHASE UNITS


A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Unit values are calculated at the close of regular trading of the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. Eastern time (see Calculation of Purchase Unit Value below for more information.) Once we have issued your Contract and have applied your initial Purchase Payment as described above, any subsequent Purchase Payments received by the Company at the address above, before the close of the Exchange will be credited the same business day. If not, they will be calculated and credited the next business day. Purchase Unit values will vary depending on the net investment results of each of the Variable Account Options. This means the value of your Variable Account Option will fluctuate.



Here is how you may calculate the value of your Fixed Account Option during the Purchase Period:


  Value of Your Fixed Account Options
= (EQUALS)
  All Purchase Payments made to the Fixed Account Options
+ (PLUS)
  Amounts transferred from Variable Account Options to the Fixed
  Account Options
+ (PLUS)
  All interest earned
- (MINUS)
  Amounts transferred or withdrawn from Fixed Account Options
  (including applicable fees and charges)
---------------


* Note--Your Account Value in the Fixed Account may be subject to a Market Value Adjustment under the MVA Option.


STOPPING PURCHASE PAYMENTS


Purchase Payments may be stopped at any time and may be resumed at any time before your Contract has been surrendered. The value of the Purchase Units will continue to vary. Your Account Value will continue to be subject to charges.


If your Account Value falls below $2,000, and you do not make any Purchase Payments for 180 days we reserve the right to forward to your attention, written notice that we will close your Account and pay the Account Value 90 days from the date of notice if additional Purchase Payments are not made in amounts sufficient to increase your Account Value to $2,000 or more.

TRANSFERS BETWEEN INVESTMENT OPTIONS
--------------------------------------------------------------------------------

You may transfer all or part of your Account Value between the various Fixed Account and Variable Account Options in the Contract subject to the limitations on transfers discussed below. Transfer instructions may be made either in writing or by telephone as discussed below. Transfers may be made during the Purchase Period or during the Payout Period.

DURING THE PURCHASE PERIOD

During the Purchase Period, transfers may be made among the Contract's Variable Account Options and between the Variable Account Options and the One Year Fixed Account Option free of charge. We reserve the right to impose a fee of the lesser of $25 or 2% of the amount transferred for each transfer (which will be deducted from the amount transferred).

Transfers during the Purchase Period are permitted as follows:

- You may transfer your Account Value among the Variable Account Options;

- You may transfer your Account Value from the One Year Fixed Account Option to one or more Variable Account Options; and/or


- You may transfer your Account Value from one or more Variable Account Options into the One Year Fixed Account Option, subject to a six month waiting period following any transfer of Account Value from the One Year Fixed Account Option into one or more Variable Account Options. (For example, if you make a transfer of Account Value from the One Year Fixed Account Option into the Stock Index Fund Division 5 on January 3 of a Contract Year, you will not be allowed to transfer the Account Value in the Stock Index Fund Division 5 back into the One Year Fixed Account Option until June 3 of such Contract Year.)


PURCHASE UNIT -- a
measuring unit used to
calculate your Account
Value during the Purchase
Period. The value of a
Purchase Unit will vary
with the investment experience
of the Separate Account
Division you have selected.

For more information as to
how PURCHASE UNIT VALUES
are calculated, see the
Statement of Additional
Information.

ACCOUNT VALUE -- the total
sum of your Fixed Account
and/or Variable Account
Options that have not yet
been applied to your Payout
Payments.

ANNUITY SERVICE CENTER -- our
Annuity Service Center is
located at 205 E. 10th
Avenue, Amarillo, Texas 79101

PURCHASE PERIOD -- the time
between your first Purchase
Payment and your Payout
Period (or surrender).

--------------------------------------------------------------------------------

The minimum amount to be transferred in any one transfer is $250 or the entire amount in the Variable Account Option or One Year Fixed Account Option from which the transfer is made. If a transfer request would reduce your Account Value in a Variable Account Option or the One Year Fixed Account Option below $500, we will transfer your entire Account Value in that Variable Account Option or the One Year Fixed Account Option.

Transfers from the One Year Fixed Account Option to a Variable Account Option are limited to 20%, per Contract Year, of the Account Value of the One Year Fixed Account Option. This 20% per Contract Year limit is determined as of the immediately preceding Contract Anniversary.

We currently do not permit transfers from the Variable Account Options to the DCA Fixed Account Options. Transfers from the DCA Fixed Account Options may only be made under the Dollar Cost Averaging Program. See the "Dollar Cost Averaging Program" section of this prospectus.

Withdrawals or transfers from the MVA Option are subject to a Market Value Adjustment if they occur prior to the end of the MVA Term. Each MVA Band will require a minimum transfer. From time to time the Company may change the minimum transfer amount. To learn more about the MVA Option, see the "MVA Option" and "Market Value Adjustment" sections in this prospectus.


POLICY AGAINST MARKET TIMING AND FREQUENT TRANSFERS



The Company has a policy to discourage excessive trading and market timing. As a result, the Contracts and Accounts Options are not designed for short-term trading or market timing organizations or individuals engaged in trading strategies that include programmed transfers, frequent transfers or transfers that are large in relation to the total assets of an underlying Mutual Fund. These trading strategies may be disruptive to the underlying Mutual Funds and increase Fund expenses and are thereby potentially harmful to investors. If we determine, in our sole discretion, that your transfer patterns among the Account Options reflect a potentially harmful strategy, we reserve the right to take action to protect the other investors. We may not unilaterally terminate or discontinue transfer privileges. However, we reserve the right to suspend or restrict such privileges for a reasonable time upon written notice to prevent frequent trading that could disadvantage other Contract Owners. For example, we may restrict the frequency of or method for requesting transfers among Account Options, and/or otherwise restrict transfer options in accordance with state and federal rules and regulations.



Regardless of the number of transfers you have made, we will monitor and, upon written notification, may suspend or restrict your transfer privileges, if it appears that you are engaging in a potentially harmful pattern of transfers. Some of the factors we will consider include:



- the dollar amount of the transfer;



- the total assets of the Variable Account Option involved in the transfer;



- the number of transfers completed in the current calendar quarter; or



- whether the transfer is part of a pattern of transfers to take advantage of short-term market fluctuations.



We intend to enforce these frequent trading policies uniformly for all Contract Owners. We cannot guarantee, however, that we will be able to prevent all market timing activity or abusive trading. Market timing activity that we are unable to restrict may impact the performance of the Account Options and harm Contract Owners. We reserve the right to modify these policies at any time.


COMMUNICATING TRANSFER OR
REALLOCATION INSTRUCTIONS

A written instruction to transfer or reallocate all or part of your Account Value between the various investment options in the Contract should be sent to our Annuity Service Center.

Instructions for transfers or reallocations may be made by calling 1-800-424-4990. Telephone transfers will be allowed unless we have been notified not to accept such telephone instructions. In this event, we must receive written instructions in order to permit future telephone transfers to be made. Before a transfer will be made by telephone, you must give us the requested identifying information concerning your account(s).

Unless we have been instructed not to accept requests for telephone transfers, anyone may effect a telephone transfer if they furnish the requested information. You will bear any loss resulting from such instructions, whether the caller was specifically authorized by you or not.

MVA BAND -- the name given
to a specific amount of
Account Value allocated to
the MVA Option for an
MVA Term. See the "MVA Option"
and "Market Value Adjustment"
sections in this prospectus.

MVA TERM -- a period of
time in which an amount of
Account Value is allocated to a
guarantee period in the MVA
Option. See the "MVA Option"
section in this prospectus.

--------------------------------------------------------------------------------

No one that we employ or that represents the Company may give telephone instructions on your behalf without the Company's prior written permission. (This does not apply to a contract with the immediate family of an employee or representative of the Company.)

We will send you a confirmation of the completed transfer within 5 days from the date of your instruction. When you receive your confirmation, it is your duty to verify the information shown, and advise us of any errors within one business day.

You will bear the risk of loss arising from instructions received by telephone. We are not responsible for the authenticity of such instructions. Any telephone instructions which we reasonably believe to be genuine will be your responsibility. This includes losses from errors in communication. Telephone transfer instructions may not be made during the Payout Period. We reserve the right to stop telephone transfers at any time.

SWEEP ACCOUNT PROGRAM

During the Purchase Period you may elect to participate in the Sweep Account Program if your Account Value in the One Year Fixed Account Option is at least $25,000 on the date that the request for the Sweep Account Program is received by us at the Annuity Service Center. The Sweep Account Program allows you to transfer the earnings from the One Year Fixed Account Option to the Variable Account Options. The transfers can be made on an annual, semi-annual, quarterly or monthly basis. All amounts transferred must be in whole percentages, with a 10% minimum to be transferred to each selected Variable Account Option(s). There is no charge for the Sweep Account Program. We do not take into account transfers made pursuant to the Sweep Account Program in assessing any transfer fee.

EFFECTIVE DATE OF TRANSFER

The effective date of a transfer will be:


- The date of receipt, if received at our Annuity Service Center before the close of regular trading of the Exchange on a day values are calculated; (normally, this will be 4:00 p.m. Eastern time); otherwise


- The next date values are calculated.


RESERVATION OF RIGHTS


If a transfer causes your Account Value in the One Year Fixed Account Option or a Variable Account Option to fall below $500, we may transfer the remaining Account Value in the same proportions as your transfer request.


We may defer any transfer from the One Year Fixed Account Option to the Variable Account Options for up to six months.


DOLLAR COST AVERAGING PROGRAM

You may elect the Dollar Cost Averaging Program which permits the systematic transfer of your Account Value from a Fixed Account Option or the Money Market I Division to one or more Variable Account Options, not including the Money Market I Division. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the effect of market fluctuations. We currently provide four Fixed Account Options, two of which, the DCA One Year Fixed Account and the DCA Six Month Fixed Account, are available only for dollar cost averaging.

We determine the amount of transfers from a DCA Fixed Account Option or the Money Market I Division by dividing the Purchase Payments allocated to that DCA Fixed Account Option or the Money Market I Division by a factor based on the number of months remaining in the term. Transfers from a DCA Fixed Account Option or the Money Market I Division are only available on a monthly basis. We require that you specify each allocation to a Variable Account Option, not including the Money Market I Division, in whole percentages using a maximum of 10 Variable Account options. The minimum amount to be transferred into a Variable Account Option is 10% of the entire amount transferred.

We will transfer your entire Account Value in a DCA Fixed Account Option by the expiration of its term. The minimum amount to be transferred under the Dollar Cost Averaging Program is $250 per transfer. We currently do not permit transfers to either DCA Fixed Account Option from the Variable Account Options or the One Year Fixed Account Option. Transfers from either DCA Fixed Account Option may only be made under the Dollar Cost Averaging Program.

You may enroll in dollar cost averaging for the DCA Fixed Account Options only when you make your initial or subsequent Purchase Payments. However, you may enroll in dollar cost averaging for the Money Market I Division at any time. There is no charge for dollar cost

--------------------------------------------------------------------------------

averaging. We do not take into account transfers made pursuant to the Dollar Cost Averaging Program in assessing any transfer fee.

The chart below explains the different Account Options you may choose if you elect to participate in the Dollar Cost Averaging Program offered by the
Contract:

                           FREQUENCY             OTHER
   ACCOUNT OPTION         OF TRANSFERS        RESTRICTIONS
   --------------         ------------        ------------
- DCA One Year Fixed   Monthly, for a 12   You may only
  Account Option       month period        participate at the
                                           time that Purchase
                                           Payments are
                                           made.(1)(2)
- DCA Six Month Fixed  Monthly, for a 6    You may only
  Account Option       month period        participate at the
                                           time that Purchase
                                           Payments are
                                           made.(1)(2)
- Money Market         Monthly             You must remain in
  Division                                 this account
                                           option for the
                                           Dollar Cost
                                           Averaging Program
                                           for at least a 12
                                           month period.

---------------

(1) You will not be permitted to transfer Account Value into a DCA Fixed Account Option once the entire Account Value has been transferred out of a DCA Fixed Account Option.

(2) The Dollar Cost Averaging Program will only apply to the Purchase Payment portion of your Account Value.

PORTFOLIO REBALANCING PROGRAM

From time to time, we will make available a portfolio rebalancing program which provides for periodic pre-authorized automatic transfers among the Variable Account Options pursuant to your written allocation instructions. We will make such transfers to maintain a specified percentage allocation of Account Value among the Variable Account Options as selected by you. We require each allocation to a Variable Account Option equal at least 1% of Account Value.

The portfolio rebalancing program will begin on the date that your request for portfolio rebalancing is received by us at the Annuity Service Center. You may select rebalancing to occur on a monthly, quarterly, semi-annual, or annual basis, and currently, all Variable Account Options are available for portfolio rebalancing. The Fixed Account Options do not participate in portfolio rebalancing.

There is no charge for portfolio rebalancing. We do not take into account transfers made pursuant to the Portfolio Rebalancing Program in assessing any transfer fee.


DURING THE PAYOUT PERIOD



During the Payout Period, transfers may be made between the Variable Account Options and from the Variable Account Options to the One Year Fixed Account Option. We will not permit transfers from any Fixed Account Option during the Payout Period. We reserve the right to impose a fee of the lesser of $25 or 2% of the amount transferred for each transfer (which will be deducted from the amount transferred). The minimum amount to be transferred during the Payout Period is $250.



Transfers during the Payout Period are permitted subject to the following limitations:



                % OF ACCOUNT                              OTHER
ACCOUNT OPTION     VALUE            FREQUENCY        RESTRICTIONS(2)
--------------  ------------        ---------        ---------------
Variable:        Up to 100%   Unlimited among        The minimum
                              Variable Account       amount to be
                              Options(1). Once per   transferred is
                              year if the transfer   $250 or the
                              is made to the One     entire amount in
                              Year Fixed Account     the Variable
                              Option.                Account Option
                                                     if less. The
                                                     minimum amount
                                                     which must
                                                     remain in the
                                                     Variable Account
                                                     Option after a
                                                     transfer is $500
                                                     or $0 if the
                                                     entire amount of
                                                     the Variable
                                                     Account Option
                                                     is transferred.
Fixed:              Not       --                     --
                 permitted


---------------


(1) The Company may change the number of transfers permitted to no more than six
    (6) transfers per year during the Payout Period.


(2) The Company may impose a transfer fee of $25 or 2% of the amount transferred for each transfer above six (6) transfers per year.


FEES AND CHARGES
--------------------------------------------------------------------------------


By investing in the Contract, you may be subject to these basic types of fees and charges:


- Account Maintenance Fee

- Surrender Charge

- Premium Tax Charge

- Separate Account Charges

- Optional Separate Account Charges


- Other Tax Charges



These fees and charges are explained below. For additional information about these fees and charges, see the "Fee Tables". More detail regarding Mutual Fund fees and expenses may be found in the prospectus for each Mutual Fund.


In addition to the charges listed above, certain charges which may apply to the MVA Option are discussed at the end of this section under "Market Value Adjustment."

PAYOUT PERIOD -- the time
that starts when you begin to
withdraw your money in a
steady stream of payments.

--------------------------------------------------------------------------------

ACCOUNT MAINTENANCE FEE

An account maintenance fee of $30 will be deducted on each Contract Anniversary from your Account Value. If all your money in the Contract is withdrawn, the fee will be deducted at that time. The fee will be assessed equally among the Variable Account and Fixed Account Options that make up your Account Value.

The account maintenance fee is to reimburse the Company for our administrative expenses for providing Variable Account and Fixed Account Options. This includes the expense for establishing and maintaining the record keeping for your Contract.

During the Purchase Period, if your Account Value on a Contract Anniversary is at least $40,000, we will waive the account maintenance fee for that Contract Year.

SURRENDER CHARGE


When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see the "Surrender of Account Value" in this prospectus.



It is assumed that the most recent Purchase Payments are withdrawn first. No surrender charge will be applied unless an amount is actually withdrawn. We consider all Purchase Payments to be withdrawn before earnings are withdrawn.


We calculate the surrender charge by multiplying the applicable percentages specified in the table below by the Purchase Payments withdrawn.

We calculate the surrender charge by multiplying the applicable percentages specified in the table below by the Purchase Payments withdrawn.

Amount of Surrender Charge

A surrender charge may not be greater than:

   NUMBER OF YEARS
    SINCE DATE OF        CHARGE AS PERCENTAGE OF
  PURCHASE PAYMENT      PURCHASE PAYMENT WITHDRAWN
  ----------------      --------------------------
          1                         5%
          2                         5%
          3                         5%
          4                         4%
          5                         3%
          6                         2%
          7                         1%
         8+                         0%

10% Free Withdrawal

For each Contract Year after the first Contract Year, up to 10% of the Account Value, determined as of the immediately preceding Contract Anniversary (or if during the first Contract Year, the date the Contract is issued) may be withdrawn once each Contract Year without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value, determined as of the immediately preceding Contract Anniversary.

If a surrender charge is applied to all or part of a Purchase Payment, then your Purchase Payment (or portion thereof) will be considered withdrawn, and no surrender charge will be applied to such Purchase Payment (or portion thereof) again.

The 10% free withdrawal requires a minimum withdrawal of $100, or if less, the entire Account Value. The minimum amount which must remain in each Division in which you are invested, after a withdrawal, is $500.

Exceptions to Surrender Charge

No surrender charge will be applied:

- To death benefits;

- To Payout Payments;


- To surrenders (full or partial) under certain Contracts issued in connection with Code section 403(b); and


- To partial surrenders through the Systematic Withdrawal Program, in lieu of the 10% free withdrawal, during the first Contract Year, see the "Surrender of Account Value" section of this prospectus.

Additionally, if the Extended Care Waiver Endorsement is available in your state, no surrender charge will apply to a surrender (full or partial), made during any period of time that the Contract Owner is continuously confined for 90 days or more in a hospital or state-licensed in-patient nursing facility. Confinement cannot begin until at least one year after the date that your Contract is issued. You must give us a written request for each surrender (full or partial), with proof of confinement, within 91 days of the last day that extended care was received, or while the extended care is ongoing. If the Extended Care Waiver Endorsement is available in your state, it will automatically be attached to

CONTRACT ANNIVERSARY --the
date that the Contract
is issued and each
yearly anniversary
of that date thereafter.

--------------------------------------------------------------------------------

your Contract. You do not need to elect it. There is no additional charge for the Extended Care Waiver Endorsement.

MARKET VALUE ADJUSTMENT


Under the MVA Option you may establish one or more MVA Bands with a minimum amount required to be invested in each MVA Band, as described in the "MVA Option" section of this prospectus. The Company may change the minimum from time to time. Each MVA Band will be guaranteed to receive a stated rate of interest through the end of the selected MVA Term. We guarantee that your MVA Option will earn at least the lowest minimum interest rate applicable to any of the Fixed Account Options in the Contract.



While any withdrawal from the Contract will generally be subject to a surrender charge if the amount of the withdrawal exceeds the amount of the free withdrawal amount permitted under your Contract, withdrawals or transfers from an MVA Band prior to the end of an MVA Term will always be subject to a Market Value Adjustment, unless an exception applies. The Market Value Adjustment may increase or reduce the amount withdrawn or transferred, based upon the differences in selected interest rates at the time that the MVA Band was established and at the time of the withdrawal or transfer. For example, if your MVA Term is five years, and you withdraw all or a portion of your Account Value from the MVA Band before the five year MVA Term ends, your withdrawal amount may be more or less than before the withdrawal because of the Market Value Adjustment. However, we guarantee that any reduction in the amount withdrawn or transferred will not be below the amount initially invested in the MVA Band plus the lowest minimum interest rate applicable to any of the Fixed Account Options offered under the Contract.



The Market Value Adjustment applies independently of surrender charges, and can still apply even if the withdrawal is within the free withdrawal amount. See the "Systematic Withdrawal Program" under the "Surrender of Account Value" section of this prospectus. The Market Value Adjustment will not apply upon the Contract Owner's death, or if the Contract Owner is not a natural person, upon the death of the Annuitant. The Market Value Adjustment may be waived for distributions that are required under your Contract. The Market Value Adjustment will also be waived for 30 days following the end of an MVA Term.


PREMIUM TAX CHARGE


Taxes on Purchase Payments are imposed by some states, cities, and towns. The rate will range from zero to 3 1/2%.


The timing of tax levies varies from one taxing authority to another. If premium taxes are applicable to a Contract, we will deduct such tax against Account Value in a manner determined by us in compliance with applicable state law. We may deduct an amount for premium taxes either upon:

- receipt of the Purchase Payments;

- the commencement of Payout Payments;

- surrender (full or partial); or

- the payment of death benefit proceeds.

SEPARATE ACCOUNT CHARGES

There will be a mortality and expense risk fee and an administration fee applied to A.G. Separate Account A. These are daily charges at annualized rates of 1.25% and 0.15%, respectively, on the average daily net asset value of A.G. Separate Account A. Each charge is guaranteed and cannot be increased by the Company. The mortality and expense risk fee is to compensate the Company for assuming mortality and expense risks under the Contract. The mortality risk that the Company assumes is the obligation to provide payments during the Payout Period for your life no matter how long that might be. In addition, the Company assumes the obligation to pay during the Purchase Period a death benefit. For more information about the death benefit see the "Death Benefit" section of this prospectus. The expense risk is our obligation to cover the cost of issuing and administering the Contract, no matter how large the cost may be.

The Company may make a profit on the mortality and expense risk fee and on the administration fee.

The administration fee is to reimburse the Company for our administrative expenses under the Contract. This includes the expense of administration and marketing (including but not limited to enrollment and Contract Owner education).


For more information about the mortality and expense risk fee and administration fee, see the Fee Tables in this prospectus.

--------------------------------------------------------------------------------

OPTIONAL SEPARATE ACCOUNT CHARGES

Optional Death Benefit Charges

At the time that your Contract is issued, you may choose the Enhanced Death Benefit or the Annual Step-Up Death Benefit, in place of the Standard Death Benefit offered in the Contract. During the Purchase Period there will be an additional charge if you choose the Enhanced Death Benefit or the Annual Step-Up Death Benefit. We take these charges from your Variable Account Options on a daily basis. These charges are at annualized rates of 0.05% for the Enhanced Death Benefit or 0.10% for the Annual Step-Up Death Benefit. Each charge is guaranteed and cannot be increased by the Company. The charges for the optional death benefits are to compensate the Company for assuming the mortality risks associated with these options. The mortality risk that the Company assumes is the obligation to provide a higher death benefit payment than the Standard Death Benefit. There is no charge for the Standard Death Benefit. For more information about the optional death benefits, see the "Death Benefit" section of this prospectus.

The Company may make a profit on the optional death benefit charges. For more information on the optional death benefit charges, see the "Fee Table" in this prospectus.


OTHER TAX CHARGES


We reserve the right to charge for certain taxes (other than premium taxes) that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

PAYOUT PERIOD
--------------------------------------------------------------------------------


The Payout Period begins when you decide to withdraw your money in a steady stream of Payout Payments. You select the date to begin the Payout Period, the payout date. You may apply any portion of your Account Value to one of the types of Payout Options listed below. You may choose to have your Payout Option on either a fixed, a variable, or a combination payout basis. When you choose to have your Payout Option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.


FIXED PAYOUT

Under Fixed Payout, you will receive payments from the Company. These payments are fixed and guaranteed by the Company. The amount of these payments will depend on:

  - Type and duration of Payout Option chosen;

  - Your age or your age and the age of your survivor(1);


  - Your gender or your gender and the gender of your survivor(1,2);


  - The portion of your Account Value being applied; and

  - The payout rate being applied and the frequency of the payments.
---------------

(1) This applies only to joint and survivor payouts.
(2) Not applicable for certain Contracts.

VARIABLE PAYOUT

With a Variable Payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit Value is calculated just like the Purchase Unit Value for each Variable Account Option except that the Payout Unit Value includes a factor for the Assumed Investment Rate. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.


PAYOUT PAYMENTS -- the


payments made to you


during the Payout Period.


Payout Payments may


be made on a fixed,


variable, or combination of


fixed and variable basis.



ASSUMED INVESTMENT


RATE -- the rate used to


determine your first monthly


Payout Payment per


thousand dollars of Account


Value in your Variable


Account Option(s).


VARIABLE PAYOUT --
payments to you will
vary based on your
investments in the
Variable Account Options
of A.G. Separate Account A
during the Payout Period.
Because the value of your
Variable Account Options
may vary, we cannot
guarantee the amounts
of the Variable Payout.

In determining your first Payout Payment, an Assumed Investment Rate of 3% is used. If the net investment experience of the Variable Account Option exceeds the Assumed Investment Rate, your next payment will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your Assumed Investment Rate, your next payment will be less than your first payment.

COMBINATION FIXED AND VARIABLE PAYOUT

With a Combination Fixed and Variable Payout, you may choose:

  - From your existing Variable Account Options (payments will vary); with a

  - Fixed Payout (payment is fixed and guaranteed).

PAYOUT DATE


The Payout Date is the date elected by you on which your Payout Payments will start and is subject to our approval. The Payout Date must be at least five years after the date that the Contract is issued. You may change the Payout Date subject to our approval. We will notify you of the approaching Payout Date 60 to 90 days prior to such date. Unless you select a Payout Date, we will automatically extend the Payout Date to begin at the later of when you attain age 85 or ten years after we issue the Contract. Generally, for Qualified Contracts, the Payout Date may begin when you attain age 59 1/2 or separate from service, but must begin no later than April 1 following the calendar year you reach age 70 1/2 or the calendar year in which you retire. However, the date may be later for participants in 403(b) plans. Nonqualified annuities do not have a specific age requirement. For additional information on the minimum distribution rules that apply to payments under IRA or 403(b) plans, see the "Federal Tax Matters" section in this prospectus and in the Statement of Additional Information.


PAYOUT OPTIONS

You may specify the manner in which your Payout Payments are made. You may select one of the following options:

  - LIFE ONLY -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one payout payment if he died prior to the date of the second payment, two if he died before the third payment.

  - LIFE WITH PERIOD CERTAIN -- payments are made to you during your lifetime; but if you die before the guaranteed period has expired, your beneficiary will receive payments for the rest of your guaranteed period.

  - JOINT AND SURVIVOR LIFE -- payments are made to you during the joint lifetime of you and your joint annuitant. Upon the death of either you or your joint annuitant, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require payouts during their joint lives and are not concerned with providing for beneficiaries at death of the last survivor. For example, it would be possible under this option for the Joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment. Additionally, it would be possible for the Joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

PAYOUT INFORMATION

Once your Payout Payments have begun, the option you have chosen may not be changed. Any one of the Variable Account Options may result in your receiving unequal payments during your life expectancy because of the investment returns of the underlying mutual funds in which the Variable Account Options are invested. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences if you do not meet an exception under federal tax law. See the "Federal Tax Matters" section in this prospectus.

Your Payment Option should be selected at least 15 days before your Payout Date. If such selection is not made and state or federal law does not require the selection of the Joint and Survivor Life Option:

      - Payments will be made under the Life with Period Certain Option,

      - The payments will be guaranteed for a 10 year period,

      - The payments will be based on the allocation used for your Account
        Value,

      - The One Year Fixed Account Option will be used to distribute payments to you on a Fixed Payout basis, and
      - Variable Account Options will be used to distribute payments to you on a Variable Payout basis.

Most Payout Payments are made monthly; however, Payout Payments may also be made as quarterly, semi-annual or annual installments. If


PAYOUT UNIT -- a measuring

unit used to calculate Payout
Payments from your Variable
Account Option. Payout Unit
values will vary with the
investment experience of the
A.G. Separate Account A
Division you have selected.

For more information about
PAYOUT OPTIONS
available under the Contract,
see the Statement of
Additional Information.

you have chosen either a Fixed or Variable Payout Option and if the amount of your payment is less than $200, we reserve the right to reduce the number of payments made each year so each of your payments is at least $200. If you have chosen a combination of Fixed and Variable Payout Options and the amount of your payment is less than $100, we reserve the right to reduce the number of payments made each year so each of your payments is at least $100.

SURRENDER OF ACCOUNT VALUE
--------------------------------------------------------------------------------

WHEN SURRENDERS ARE ALLOWED

You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  - allowed under federal and state law; and

  - allowed under your retirement plan.

For an explanation of charges that may apply if you surrender your Account Value, see the "Fees and Charges" section in this prospectus.

You may be subject to a 10% federal tax penalty for partial or total surrenders made before age 59 1/2, see the "Federal Tax Matters" section in this prospectus.

Delay required under applicable law. We may be required under applicable law to block a request for a surrender until we receive instructions from the appropriate regulator, due to the USA Patriot Act.

AMOUNT THAT MAY BE SURRENDERED

The amount that may be surrendered at any time can be determined as follows:

                                               Your
                                              Account
       Allowed                               Value(1)
      Surrender                              - (MINUS)
        Value                             Any Applicable
                          = (EQUALS)         Surrender
                                            Charge, any
                                         applicable taxes
                                            and Account
                                          Maintenance Fee

---------------

  (1) Equals the Account Value next computed after your properly completed request for surrender is received at the Annuity Service Center.

There is no guarantee that the Surrender Value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

We will mail to you the Surrender Value within 7 calendar days after we receive your properly completed surrender request at the Annuity Service Center. However, we may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.


If we receive a surrender for a Purchase Payment which has not cleared the banking system, we may delay payment of that portion of your Surrender Value until the check clears.


SURRENDER RESTRICTIONS


Generally, Code section 403(b)(11) permits total or partial distributions from a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability.


PARTIAL SURRENDER

You may request a partial surrender of your Account Value at any time during the Purchase Period. A partial surrender plus any surrender charge will reduce your Account Value.

To process your partial surrender, you may specify the Account Value that should be deducted from each investment option. If you fail to provide us with this information, we may deduct the partial surrender from each investment option in which your Account Value is held on a pro rata basis.

The minimum partial surrender we will allow is $500 or your entire Account Value, if less.

We reserve the right to defer the payment of a partial surrender from the One Year Fixed Account Option for up to six months. We currently do not permit partial surrenders from the DCA Fixed Account Options.

SYSTEMATIC WITHDRAWAL PROGRAM

The Systematic Withdrawal Program allows you to make withdrawals in a Contract Year of up to 10% of your Account Value without the imposition of a surrender charge. If you withdraw more than 10% of your Account Value, you will be subject to a surrender charge. Account Value, for purposes of the Systematic Withdrawal Program, is determined as of the immediately preceding Contract Anniversary or, if during the first Contract Year, the date we issue you the Contract. See the "Fees and Charges" section in this prospectus.

--------------------------------------------------------------------------------

If within seven years of a Purchase Payment, you withdraw more than 10% of your Account Value, then you will not be allowed to retain the 1% Bonus. This provision is not applicable in the states of New Jersey and Oregon. See the "Purchase Period" section in this prospectus.

You may elect to withdraw all or part of your Account Value under a systematic withdrawal method described in your Contract. Withdrawals using this method are eligible for the 10% free withdrawal privilege each Contract Year. The Systematic Withdrawal Program provides for:

  - Payments to be made to you;

  - Payments over a stated period of time;

  - Payments of a stated yearly dollar amount or percentage.

We may require a minimum withdrawal of $100 per withdrawal under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Option or the Fixed Account Option that you selected. A systematic withdrawal election may be changed or revoked at no charge. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change its terms, at any time.

DISTRIBUTIONS REQUIRED BY FEDERAL TAX LAW

See the "Federal Tax Matters" section in this prospectus and in the Statement of Additional Information for more information about required distributions imposed by federal tax law.

For an explanation of possible adverse tax consequences of a surrender, see the "Federal Tax Matters" section in this prospectus and in the Statement of Additional Information.

DEATH BENEFITS
--------------------------------------------------------------------------------


The Contract will pay a death benefit during either the Purchase Period or the Payout Period. The death benefit provisions may vary from state to state.


BENEFICIARY INFORMATION

The Beneficiary may receive death benefits:

- In a lump sum; or

- Payment of the entire death benefit within 5 years of the date of death; or

- In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option.

Payment of any death benefits must be within the time limits set by federal tax law.

PROOF OF DEATH

We accept the following as proof of any person's death:

- a certified death certificate;

- a certified decree of a court of competent jurisdiction as to the finding of death;

- a written statement by a medical doctor who attended the deceased at the time of death; or

- any other proof satisfactory to us.

Once we have paid the death proceeds, the Contract terminates, and our obligations are complete.


SPECIAL INFORMATION FOR NONQUALIFIED CONTRACTS



It is possible that the Contract Owner and the Annuitant under a nonqualified Contract are not the same person. If this is the case, and the Contract Owner dies, death benefits must be paid:


- commencing within 5 years of the date of death; or

- beginning within 1 year of the date of death under:

    - a life annuity with or without a period certain, or

    - an annuity for a designated period not extending beyond the life expectancy of the Beneficiary.

BENEFICIARY -- the person
designated to receive Payout
Payments or the Account Value
upon the death of
an Annuitant or the Owner.

ANNUITANT -- the individual,
(in most cases this person is
you) to whom Payout
Payments will be paid. The
Annuitant is also the
measuring life for the Contract.

--------------------------------------------------------------------------------


IMPORTANT INFORMATION FOR BENEFICIARIES WHO ELECT TO DEFER PAYMENT



The Account Value on the date both proof of death and the election method are received by the Company at its Annuity Service Center will be transferred to the One Year Fixed Account and will remain in the One Year Fixed Account until all funds are withdrawn.


JOINT OWNER SPOUSAL ELECTION INFORMATION

The Beneficiary will receive the Death Benefit payout if:

- the Contract Owner dies before the Payout Date, or

- the Annuitant dies during the Annuity Period.

If the Annuitant dies before the Annuity date, the Owner may designate a new Annuitant or become the Annuitant.


With regard to joint Owners of a nonqualified Contract, the Death Benefit is payable upon the death of either Owner during the Purchase Period. However, in the event of your death where the sole Beneficiary of the nonqualified Contract is your spouse, your spouse may continue the Contract as Owner, in lieu of receiving the Death Benefit.


DURING THE PURCHASE PERIOD

Three types of death benefits are available if death occurs during the Purchase
Period: the Standard Death Benefit, the Enhanced Death Benefit or the Annual Step-Up Death Benefit. The Enhanced Death Benefit or the Annual Step-Up Death Benefit can only be chosen at the time that the Contract is issued. If you do not make a choice of death benefit at the time that the Contract is issued then you will automatically be given the Standard Death Benefit.

You will be required to pay a charge if you choose the Enhanced Death Benefit or the Annual Step-Up Death Benefit. All of the optional death benefits are subject to state availability. There is no charge for the Standard Death Benefit offered by the Contract.

Once selected, the Enhanced Death Benefit or Annual Step-Up Death Benefit may not be cancelled.

STANDARD DEATH BENEFIT

If death occurs before your 85th birthday, then the Death Benefit during the Purchase Period will be the greatest of:

- Your Account Value on the date both proof of death and election of the payment method are received by the Company at its Annuity Service
  Center;

- 100% of Purchase Payments (to Fixed and/or
  Variable Account Options)
 - (MINUS)
 Amount of all prior withdrawals and charges; OR
  - The greatest Account Value on any prior seventh
    Contract Anniversary plus any Purchase Payments made after such Contract Anniversary
   - (MINUS)
    Amount of all prior withdrawals and charges.

If death occurs at the age of 85 or older, then the Death Benefit during the Purchase Period will be:

  Your Account Value on the date both proof of death and election of the payment method are received by the Company at its Annuity Service
  Center.

ENHANCED DEATH BENEFIT

You will be charged a fee for choosing the Enhanced Death Benefit. See the "Fees and Charges" section in this prospectus.

If death occurs before your 85th birthday, then the Death Benefit during the Purchase Period will be the greatest of:

- Your Account Value on the date both proof of death and election of the payment method are received by the Company at its Annuity Service
  Center;
  - 100% of Purchase Payments (to Fixed and/or
    Variable Account Options)
   - (MINUS)
   Amount of all prior withdrawals and charges;
  - The greatest Account Value on any prior seventh
    Contract Anniversary plus any purchase Payments made after such Contract Anniversary
   - (MINUS)
    Amount of all prior withdrawals and charges made after such Contract Anniversary; OR
  - The total amount of Purchase Payments made up to the date of death accumulated at a 3% interest rate each year
   - (MINUS)
    Amount of all prior withdrawals and charges accumulated at a 3% interest rate each year, not to exceed 200% of total Purchase Payments made minus all prior withdrawals and any surrender charges.

If death occurs on or after your 85th birthday and before your 90th birthday, then the Death Benefit during the Purchase Period will be the greater of the first three bullet points above. If death occurs at the age of 90 or older, then the Death Benefit during the Purchase Period will be the first bullet point above. However, the charge for the Enhanced Death Benefit will still be deducted.

--------------------------------------------------------------------------------

ANNUAL STEP-UP DEATH BENEFIT

You will be charged a fee for choosing the Annual Step-Up Death Benefit. See the "Fees and Charges" section in this prospectus.

If death occurs before your 85th birthday, then the Death Benefit during the Purchase Period will be the greatest of:

- Your Account Value on the date of proof of death and election of the payment method are received by the Company at its Annuity Service Center;
  - 100% of Purchase Payments (to Fixed and/or
    Variable Account Options)
   - (MINUS)
    Amount of all prior withdrawals and charges; OR
  - The greatest Account Value on any prior
    Contract Anniversary plus any purchase Payments made after such Contract Anniversary.
   - (MINUS)
    Amount of all prior withdrawals and charges made after such Contract Anniversary.

If death occurs at the age of 85 or older, then the Death Benefit during the Purchase Period will be the first bullet point above. However, the charge for the Annual Step-Up Death Benefit will still be deducted.

DURING THE PAYOUT PERIOD

If the Annuitant dies during the Payout Period, your Beneficiary may receive any continuing payments under the Payout Option that you selected. The Payout Options available in the Contract are described in the "Payout Period" section of this prospectus.

OTHER CONTRACT FEATURES
--------------------------------------------------------------------------------

CHANGE OF BENEFICIARY

The Beneficiary (if not irrevocable) may usually be changed at any time.


The right to name or change a Beneficiary may be subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain laws and regulations.



If the Contract Owner dies, and there is no Beneficiary, any death benefit will be payable to the Contract Owner's estate.


If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

CANCELLATION -- THE 10 DAY "FREE LOOK"

You may cancel the Contract by returning it to the Company within 10 days after delivery. A longer period will be allowed if required under state law. A refund will be made to you within 7 days after receipt of the Contract within the required period. The refund amount will be your Purchase Payments, adjusted to reflect (1) investment experience and (2) any Fees and Charges which have been deducted. See the "Purchase Period -- Right to Return" and "Purchase
Period -- 1% Bonus" sections in this prospectus.

WE RESERVE CERTAIN RIGHTS

We reserve the right to:

  - amend the Contract to conform with substitutions of investments;

  - amend the Contract to comply with tax or other laws;

  - operate A.G. Separate Account A as a management investment company under the 1940 Act, in consideration of an investment management fee or in any other form permitted by law;

  - deregister A.G. Separate Account A under the 1940 Act, if registration is no longer required;

  - reflect a change in A.G. Separate Account A or any Division;

  - create new separate accounts;

  - transfer any assets in any Division to another Division, or to one or more separate accounts, or to the One Year Fixed Account;

  - add, combine or remove Divisions in A.G. Separate Account A, or combine A.G. Separate Account A with another separate account;

  - add additional Fixed Account Options;


CONTRACT OWNER -- the person

entitled to the ownership rights
as stated in this prospectus.

A.G. SEPARATE
ACCOUNT A -- a segregated
asset account established by
the Company under the Texas
Insurance Code. The purpose
of A.G. Separate Account A
is to receive and invest your
Purchase Payments and
Account Value in the Variable
Account Options you have
selected.

--------------------------------------------------------------------------------

  - make any new Division available to you on a basis we determine;

  - change the way in which certain fees are calculated and deducted, without changing the amount of the fee itself;

  - commence deducting premium taxes or adjust the amount of premium taxes deducted in accordance with state law that applies; or

  - make any changes required to comply with the rules of any Fund.

When required by law, we will obtain (1) your approval of changes and (2) the approval of any appropriate regulatory authority.

DEFERRING PAYMENTS

We reserve the right to defer payment of any surrender, payout payment, or death proceeds out of the Account Value if:


  - the Exchange is closed other than for customary weekend and holiday closings, or trading on the Exchange is restricted as determined by the SEC;


  - the SEC determines that an emergency exists, as a result of which disposal of securities held in a Division is not reasonably practicable or it is not reasonably practicable to fairly determine the Account Value; or

  - the SEC by order permits the delay for the protection of Contract Owners.

We may also postpone transfers and allocations of Account Value under these circumstances.


VOTING RIGHTS

--------------------------------------------------------------------------------


As discussed in the "About A.G. Separate Account A" section of this prospectus, A.G. Separate Account A holds on your behalf shares of the Funds which comprise the Variable Account Options. From time to time the Funds may be required to hold a shareholder meeting to obtain approval from their shareholders for certain matters. As a Contract Owner, you may be entitled to give voting instructions to us as to how A.G. Separate Account A should vote its Fund shares on these matters. Those persons entitled to give voting instructions will be determined before the shareholder meeting is held.


WHO MAY GIVE VOTING INSTRUCTIONS

In most cases during the Purchase Period, you will have the right to give voting instructions for the shareholder meetings. Contract Owners will instruct A.G. Separate Account A in accordance with these instructions. You will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.


You will not have the right to give voting instructions if the Contract was issued in connection with a nonqualified unfunded deferred compensation plan.


DETERMINATION OF FUND SHARES
ATTRIBUTABLE TO YOUR ACCOUNT


During the Purchase Period


The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.


During the Payout Period or After a Death


Benefit has been paid


The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.


HOW FUND SHARES ARE VOTED



A.G. Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all Contract Owners invested in that Fund entitled to give instructions at that shareholder meeting. A.G. Separate Account A will vote the shares of the Funds it holds for which it receives no voting instructions in the same proportion as the shares for which voting instructions have been received.


The Company will vote the shares of the Funds it holds based on, and in the same proportion as, the voting instructions received from Contract Owners.

In the future, we may decide how to vote the shares of A.G. Separate Account A in a different manner if permitted at that time under federal securities law.


FEDERAL TAX MATTERS
--------------------------------------------------------------------------------


The Contract provides tax-deferred accumulation over time, but is subject to federal income and excise taxes, mentioned below. Refer to the Statement of Additional Information for further details. Section references are to the Code. We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under the "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax advisor regarding how the current rules apply to your specific situation.


TYPES OF PLANS


Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program or a section 408(b) IRA or is instead a nonqualified Contract. The Contract is used under the following types of retirement arrangements:


  - Section 403(b) annuities for employees

     of public schools and section 501(c)(3)


     tax-exempt organizations; and


  - Section 408(b) individual retirement annuities.


The foregoing Contracts are "Qualified Contracts." Certain series of the Contract may also be available through a nondeductible section 408A "Roth" individual retirement annuity.


Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract.


In addition, the Contract is also available through "Nonqualified Contracts." Such Nonqualified Contracts generally include unfunded, nonqualified deferred compensation plans of corporate employers, as well as individual annuity contracts issued to individuals outside of the context of any formal employer or employee retirement plan or arrangement. Nonqualified Contracts generally may invest only in mutual funds that are not available to the general public outside of annuity contracts or life insurance contracts.


TAX CONSEQUENCES IN GENERAL


Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the Statement of Additional Information, the documents (if any) controlling the retirement arrangement through which the Contract is offered, and your personal tax advisor.



Purchase Payments under the Contract can be made as contributions by employers, or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the Statement of Additional Information for special rules, including those applicable to taxable, non-natural owners of nonqualified Contracts.


Transfers among investment options within a variable annuity contract generally are not taxed at the time of such a transfer. However, in 1986 the Internal Revenue Service ("IRS") indicated that limitations might be imposed with respect to either the number of investment options available within a Contract, or the frequency of transfers between investment options, or both, in order for the Contract to be treated as an annuity contract for federal income tax purposes. If imposed, such limitations could be applied to qualified contracts as well as nonqualified contracts, and the Company can provide no assurance that such limitations would not be imposed on a retroactive basis to contracts issued under this prospectus. However, the Company has no present indication that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be.

Distributions are taxed differently depending on the program through which the Contract is offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution that is not considered a return of investment in the Contract is subject to federal income tax. For annuity payments, the investment in the Contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations.

--------------------------------------------------------------------------------

Amounts subject to federal income tax may also incur an excise tax under the circumstances described in the Statement of Additional Information. Generally, distributions would also be subject to some form of federal income tax withholding unless rolled into another tax-deferred vehicle. Required withholding will vary according to type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.


Investment earnings on contributions to nonqualified Contracts that are not owned by natural persons will be taxed currently to the Owner, and such Contracts will not be treated as annuities for federal income tax purposes.


EFFECT OF TAX-DEFERRED ACCUMULATIONS

The chart below compares the results from contributions made to:

- A Contract issued to a tax-favored retirement program purchased with pre-tax contributions (Purchase Payments);


- A nonqualified Contract purchased with after-tax contributions (Purchase Payments); and


- Taxable accounts such as savings accounts.

                                  (BAR GRAPH)

This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax-deferred plan (shown above as "Taxable Account"); (2) contributing $100 to a nonqualified, tax-deferred annuity (shown above as "Nonqualified Contract Tax-Deferred Annuity"); and (3) contributing $100 per month ($133.33 since contributions are made before tax) to an annuity purchased under a tax-deferred retirement program (shown above as "Tax-Deferred Annuity"). The chart assumes a 25% tax rate and an 8% annual rate of return. Variable options incur separate account charges and may also incur account maintenance charges and surrender charges, depending on the contract. The chart does not reflect the deduction of any such charges, and, if reflected, would reduce the amounts shown. Federal withdrawal restrictions and a 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return for any specific investment.



Unlike taxable accounts, contributions made to tax-favored retirement programs and nonqualified Contracts generally provide tax-deferred treatment on earnings. In addition, contributions made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program may increase the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.



To further illustrate the advantages of tax-deferred savings using a 25% federal tax bracket, an annual return (BEFORE THE DEDUCTION OF ANY FEES OR CHARGES) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual return of 6% under a taxable program. THE 8% RETURN ON THE TAX-DEFERRED PROGRAM WILL BE REDUCED BY THE IMPACT OF INCOME TAXES UPON WITHDRAWAL. The return will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees or charges) after-tax amounts that would be received.


By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment, regardless of which type of qualifying investment arrangement that is selected. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a taxable account:

                              PAYCHECK COMPARISON

                             TAX-FAVORED
                             RETIREMENT    TAXABLE
                               PROGRAM     ACCOUNT
                             -----------   -------
Annual amount available for
  savings before federal
  taxes....................    $2,400      $2,400
Current federal income tax
  due on Purchase
  Payments.................         0      $ (600)
Net retirement plan
  Purchase Payments........    $2,400      $1,800

This chart assumes a 25% federal income tax rate. The $600 that is paid toward current federal income taxes reduces the actual amount saved in the taxable account to $1,800 while the full $2,400 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,400, the contribution to a tax-qualified

--------------------------------------------------------------------------------


retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a taxable account requires the full $2,400 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under section 403(b) of the Code, which allows participants to exclude contributions (within limits) from gross income. This chart is an example only and does not reflect the return of any specific investment.

                               TABLE OF CONTENTS


                                                     PAGE
                                                     ----
General Information................................    3
Types of Variable Annuity Contracts................    3
Variable Annuity Contract General Provisions.......    3
Federal Tax Matters................................    4
    Economic Growth and Tax Relief Reconciliation
       Act of 2001.................................    4
    Tax Consequences of Purchase Payments..........    4
    Tax Consequences of Distributions..............    7
    Special Tax Consequences -- Early
       Distribution................................    8
    Special Tax Consequences -- Required
       Distributions...............................    9
    Tax-Free Rollovers, Transfers and Exchanges....   10
Calculation of Surrender Charge....................   11
    Illustration of Surrender Charge on Total
       Surrender...................................   11
    Illustration of Surrender Charge on a 10%
       Partial Surrender Followed by a Full
       Surrender...................................   11



                                                     PAGE
                                                     ----
Calculation of MVA Option..........................   12
Purchase Unit Value................................   13
    Illustration of Calculation of Purchase Unit
       Value.......................................   13
    Illustration of Purchase of Purchase Units.....   13
Payout Payments....................................   13
    Assumed Investment Rate........................   13
    Amount of Payout Payments......................   14
    Payout Unit Value..............................   14
    Illustration of Calculation of Payout Unit
       Value.......................................   15
    Illustration of Payout Payments................   15
Distribution of Variable Annuity Contracts.........   15
Experts............................................   15
Comments on Financial Statements...................   15

Please tear off, complete and return the form below to the Annuity Service Center at the address shown on the inside back cover of this Prospectus. A Statement of Additional Information may also be ordered by calling 1-800-424-4990.

.................................................................................

Please send me a free copy of the Statement of Additional Information for the Contract.

                             (Please Print or Type)

--------------------------------------------------------------------------------


   Name:                                                  Policy #
   Address:
   Social Security Number:
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FOR ADDITIONAL INFORMATION ABOUT THE CONTRACTS
                      CONTACT THE ANNUITY SERVICE CENTER:
                               205 E. 10TH AVENUE
                             AMARILLO, TEXAS 79101
                                 1-800-424-4990

                      PURCHASE PAYMENTS SHOULD BE SENT TO:
                         AIG ANNUITY INSURANCE COMPANY

                                 P.O. BOX 1792


                      AMARILLO, TX 79105 (IF SENT BY MAIL)


                                       OR


                             AMARILLO NATIONAL BANK


                                  LOCKBOX 1792


                                 410 S. TAYLOR


               AMARILLO, TX 79101 (IF SENT BY OVERNIGHT DELIVERY)


                         AIG ANNUITY INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                                 1-800-424-4990
                FOR UNIT VALUE INFORMATION CALL: 1-800-424-4990
             FOR ASSET TRANSFERS BY TELEPHONE CALL: 1-800-424-4990
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                          (LOGO)

         AIG ANNUITY INSURANCE COMPANY
2929 ALLEN PARKWAY, HOUSTON TX 77019
ELITEPLUS(R) BONUS VARIABLE ANNUITY
Contract Form Number VA 61-94
Issued by AIG Annuity Insurance Company

        ElitePlus(R) Bonus Variable Annuity is distributed by American General Distributors, Inc., member NASD. American General Distributors, Inc., is known in Florida and Illinois as American General Financial Distributors of Florida, Inc., and American General Financial Distributors of Illinois, Inc., respectively.


                                                              EPB 13108 VER 5/05

                          AIG ANNUITY INSURANCE COMPANY

                             A.G. SEPARATE ACCOUNT A
                    UNITS OF INTEREST UNDER FLEXIBLE PREMIUM
            INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS
                       ELITEPLUS(R) BONUS VARIABLE ANNUITY
         --------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
         --------------------------------------------------------------

                                 FORM N-4 PART B
                                   MAY 1, 2005

This Statement of Additional Information is not a prospectus but contains information in addition to that set forth in the prospectus for the Individual Flexible Premium Fixed and Variable Deferred Annuity Contracts dated May 1, 2005 ("Contracts") and should be read in conjunction with the prospectus. The terms used in this Statement of Additional Information have the same meaning as those set forth in the prospectus. A prospectus may be obtained by calling or writing AIG Annuity Insurance Company ("Company"), at 205 E. 10th Avenue, Amarillo, Texas 79101; 1-800-424-4990. Prospectuses are also available from registered sales representatives.

                                TABLE OF CONTENTS

General Information                                                            3
Types of Variable Annuity Contracts                                            3
Variable Annuity Contract General Provisions                                   3
Federal Tax Matters                                                            4
      Economic Growth and Tax Relief Reconciliation Act of 2001                4
      Tax Consequences of Purchase Payments                                    4
      Tax Consequences of Distributions                                        7
      Special Tax Consequences - Early Distribution                            8
      Special Tax Consequences - Required Distributions                        9
      Tax Free Rollovers, Transfers and Exchanges                             10
Calculation of Surrender Charge                                               11
      Illustration of Surrender Charge on Total Surrender                     11
      Illustration of Surrender Charge on a 10% Partial Surrender
         Followed by a Full Surrender                                         11
Calculation of MVA Option                                                     12
Purchase Unit Value                                                           13
      Illustration of Calculation of Purchase Unit Value                      13
      Illustration of Purchase of Purchase Units                              13
Payout Payments                                                               13
      Assumed investment Rate                                                 13
      Amount of Payout Payments                                               14
      Payout Unit Value                                                       14
      Illustration of Calculation of Payout Unit Value                        15
      Illustration of Payout Payments                                         15
Distribution of Variable Annuity Contracts                                    15
Experts                                                                       15
Comments on Financial Statements                                              15

                               GENERAL INFORMATION

THE COMPANY

         AIG Annuity Insurance Company develops, markets, and issues annuity products through niche distribution channels. We market single-premium deferred annuities to the savings and retirement markets, flexible-premium deferred annuities to the tax-qualified retirement market, and single-premium immediate annuities to the structured settlement and retirement markets. The Company distributes its annuity products primarily through financial institutions, general agents and specialty brokers. On March 1, 2002, the Company changed its name from American General Annuity Insurance Company to AIG Annuity Insurance Company.

                       TYPES OF VARIABLE ANNUITY CONTRACTS

         The Contracts are no longer offered for sale. Previously, the Company offered flexible payment deferred annuity Contracts.

         Under flexible payment Contracts, Purchase Payments generally are made until retirement age is reached. However, no Purchase Payments are required to be made after the first payment. Purchase Payments are subject to any minimum payment requirements under the Contract. Purchase Payments are invested and accumulate on a fixed or variable basis until the date the Contract Owner selects to commence annuity payments.

         The majority of these Contracts were sold to individuals through financial institutions in the nonqualified market. A smaller number of these Contracts were sold in the qualified market through 403(b) plans and certain IRA situations.

         The Contracts are non-participating and will not share in any of the profits of the Company.

                  VARIABLE ANNUITY CONTRACT GENERAL PROVISIONS

         THE CONTRACT: The entire Contract consists of the Contract, the Application, if any, and any riders or endorsements attached to the Contract. The Contract may be changed or altered only by an authorized officer of the Company. A change or alteration must be made in writing.

         MISSTATEMENT OF AGE OR SEX: If the age or sex of any Annuitant has been misstated, any Annuity benefits payable will be the Annuity benefits provided by the correct age or sex. After Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.

         MODIFICATION: The Contract may be modified in order to maintain compliance with applicable state and federal law. When required, the Company will obtain the Contract Owner's approval of changes and gain approval from appropriate regulatory authorities.

         NON-PARTICIPATING: The Contract will not share in any distribution of dividends.

         EVIDENCE OF SURVIVAL: The Company may require satisfactory evidence of continued survival of any person(s) on whose life Annuity Payments are based.

         PROOF OF AGE: The Company may require evidence of age of any Annuitant or Contract Owner.

         PROTECTION OF PROCEEDS: To the extent permitted by law, death benefits and annuity payments shall be free from legal process and the claim of any creditor if the person is entitled to them under the Contract. No payment and no amount under the Contract can be taken or assigned in advance of its payment date unless the Company receives the Contract Owner's written consent.

         REPORTS: At least once each calendar year, the Company will furnish the Contract Owner with a report showing the Contract Value as of a date not more than four months prior to the date of mailing, and will provide any other information as may be required by law. Reports will be sent to the last known address of the Contract Owner.

         TAXES: Any taxes paid to any governmental entity relating to the Contract will be deducted from the Purchase Payment or Contract Value when incurred. The Company will, in its sole discretion, determine when taxes have resulted from: the investment experience of the Separate Account; receipt by the Company of the Purchase Payments; or commencement of annuity payments. The Company may, in its sole discretion, pay taxes when due and deduct that amount from the Contract Value at a later date. Payment at an earlier date does not waive any right the Company may have to deduct amounts at a later date. While the Company is not currently maintaining a provision for federal income taxes with respect to the Separate Account, the Company has reserved the right to establish a provision for income taxes if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account. The Company will deduct for any income taxes incurred by it as a result of the operation of the Separate Account whether or not there was a provision for taxes and whether or not it was sufficient. The Company will deduct any withholding taxes required by applicable law.

         REGULATORY REQUIREMENTS: All values payable under the Contract, including any paid-up annuity, cash withdrawal or death benefits that may be available, will not be less than the minimum benefits required by the laws and regulations of the state in which the Contract is delivered.

                               FEDERAL TAX MATTERS

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax advisor about your own circumstances.

         This section summarizes the major tax consequences of contributions, payments, and withdrawals under the Contracts, during life and at death.

         ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

         For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") increases the amount of allowable contributions to and expands the range of eligible tax-free rollover distributions that may be made among Qualified Contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration. Furthermore, the laws of some states do not recognize all of the benefits of EGTRRA for purposes of applying state income tax laws.

         TAX CONSEQUENCES OF PURCHASE PAYMENTS

         403(b) Annuities. Purchase Payments made by section 501(c)(3) tax-exempt organizations and public educational institutions toward Contracts for their employees are excludable from the gross income of employees, to the extent aggregate Purchase Payments do not exceed several competing tax law limitations on contributions. This gross income exclusion applies both to employer contributions and to your voluntary and nonelective salary reduction contributions.

         For 2005, your voluntary salary reduction contributions are generally limited to $14,000, although additional, "catch-up" contributions are permitted under certain circumstances. Combined employer and salary reduction contributions are generally limited to $41,000, or up to 100% of salary. In addition, after 1988, employer contributions for highly compensated employees may be further limited by applicable nondiscrimination rules.

         401(a) and 403(a) Qualified Plans. Purchase Payments made by an employer (or a self-employed individual) under a qualified pension, profit-sharing or annuity plan are excluded from the gross income of the employee. Purchase Payments made by an employee generally are made on an after-tax basis, unless eligible for pre-tax treatment by reason of Code sections 401(k) or 414(h).

         408(b) Individual Retirement Annuities ("408(b) IRAs" or "Traditional IRAs"). For 2005, annual tax-deductible contributions for 408(b) IRA Contracts are limited to the lesser of $4,000 or 100% of compensation ($4,500 if you are age 50 or older), and generally fully deductible only by individuals who:

         (i) are not active Participants in another retirement plan, and are not married;

         (ii) are not active Participants in another retirement plan, are married, and either (a) the spouse is not an active Participant in another retirement plan, or (b) the spouse is an active Participant, but the couple's adjusted gross income does not exceed $150,000.

         (iii) are active Participants in another retirement plan, are unmarried, and have adjusted gross income of $50,000 or less; or

         (iv) are active Participants in another retirement plan, are married, and have adjusted gross income of $70,000 or less.

         Active Participants in other retirement plans whose adjusted gross income exceeds the limits in (ii), (iii) or (iv) by less than $10,000 are entitled to make deductible 408(b) IRA contributions in proportionately reduced amounts. If a 408(b) IRA is established for a non working spouse who has no compensation, the annual tax-deductible Purchase Payments for both spouses' Contracts cannot exceed the lesser of $6,000 or 100% of the working spouse's earned income, and no more than $3,000 may be contributed to either spouse's IRA for any year. The $6,000 limit increases to $7,000 if each spouse is age 50 or older ($500 each).

         You may be eligible to make nondeductible IRA contributions of an amount equal to the excess of:

         (i) the lesser of $4,000 ($4,500 if you are age 50 or older; $6,000 for you and your spouse's IRAs, or $7,000 if you are both age 50 or older) or 100% of compensation, over

         (ii)     your applicable IRA deduction limit.

         You may also make contributions of eligible rollover amounts from other tax-qualified plans and contracts. See Tax-Free Rollovers, Transfers and Exchanges.

         408A Roth Individual Retirement Annuities ("408A Roth IRAs" or "Roth IRAs"). For 2005, annual nondeductible contributions for 408A Roth IRA Contracts are limited to the lesser of $4,000 or 100% of compensation ($4,500 if you are age 50 or older), and a full contribution may be made only by individuals who:

         (i) are unmarried and have adjusted gross income of $95,000 or less; or

         (ii) are married and filing jointly, and have adjusted gross income of $150,000 or less.

         The available nondeductible 408A Roth IRA contribution is reduced proportionately to zero where modified AGI is between $150,000 and $160,000 for those who are married filing joint returns. No contribution may be made for those with modified AGI over $160,000. Similarly, the contribution is reduced for those who are single with modified AGI between $95,000 and $110,000, with no contribution for singles with modified AGI over $110,000. Similarly, individuals who are married and filing separately and whose modified AGI is over $10,000 may not make a contribution to a Roth IRA; a portion may be contributed for modified AGI between $0 and $10,000.

         All contributions to 408(b) IRAs, traditional nondeductible IRAs and 408A Roth IRAs must be aggregated for purposes of the annual contribution limit.

         457 Plans. A unit of a state or local government may establish a deferred compensation program for individuals who perform services for the government unit. In addition, a non-governmental tax-exempt employer may establish a deferred compensation program for individuals who: (i) perform services for the employer, and (ii) belong to a select group of management or highly compensated employees and/or independent contractors.

         This type of program allows eligible individuals to defer the receipt of compensation (and taxes thereon) otherwise presently payable to them. For 2005, if the program is an eligible deferred compensation plan (an "EDCP"), you and your employer may contribute (and defer tax on) the lesser of $14,000 or 100% of your "includible" compensation (compensation from the employer currently includible in taxable income). Additionally, catch-up deferrals are permitted in the final three years before the year you reach normal retirement age and age-based catch-up deferrals up to $4,000 are also permitted for individuals age 50 or older.

         The employer uses deferred amounts to purchase the Contracts offered by this prospectus. For plans maintained by a unit of a state or local government, the Contract is generally held for the exclusive benefit of plan Participants, (although certain Contracts remained subject to the claims of the employer's general creditors until 1999). For plans of non-governmental tax-exempt employers, the employee has no present rights to any vested interest in the Contract and is entitled to payment only in accordance with the EDCP provisions.

         Simplified Employee Pension Plan ("SEP"). Employer contributions under a SEP are made to a separate individual retirement account or annuity established for each participating employee, and generally must be made at a rate representing a uniform percent of participating employees' compensation. Employer contributions are excludable from employees' taxable income. For 2004, the employer may contribute up to 25% of your compensation or $41,000, whichever is less. You may be able to make higher contributions if you are age 50 or older, subject to certain conditions.

         Through 1996, employees of certain small employers (other than tax-exempt organizations) were permitted to establish plans allowing employees to contribute pretax, on a salary reduction basis, to the SEP. In 1998 and 1999, these salary reductions were not permitted to exceed $10,000 per year. The limit for 2000 and 2001 was $10,500, $11,000 in 2002, and $12,000 for 2003. This limit increases $1,000 each year until it reaches $15,000 in 2006 and is then indexed and may be increased in future years in $500 increments. Such plans if established by December 31, 1996, may still allow employees to make these contributions.

         SIMPLE IRA. Employer and employee contributions under a SIMPLE IRA Plan are made to a separate individual retirement account or annuity for each employee. For 2005, employee salary reduction contributions cannot exceed $10,000. You may be able to make higher contributions if you are age 50 or older, subject to certain conditions. Employer contributions must be in the form of matching contribution or a nonelective contribution of a percentage of compensation as specified in the Code. Only employers with 100 or fewer employees can maintain a SIMPLE IRA plan, which must also be the only plan the employer maintains.

         Nonqualified Contracts. Purchase Payments made under nonqualified Contracts are neither excludible from the gross income of the Contract Owner nor deductible for tax purposes. However, any increase in the Purchase Unit value of a nonqualified Contract resulting from the investment performance of VALIC Separate Account A is not taxable to the Contract Owner until received by him. Contract Owners that are not natural persons, (except for trusts as agent for an individual) however, are currently taxable on any increase in the Purchase Unit value attributable to Purchase Payments made after February 28, 1986 to such Contracts.

         Unfunded Deferred Compensation Plans. Private taxable employers may establish unfunded, nonqualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors. Certain arrangements of nonprofit employers entered into prior to August 16, 1986, and not subsequently modified, are also subject to the rules discussed below.

         An unfunded, deferred compensation plan is a bare contractual promise on the part of the employer to defer current wages to some future time. The Contract is owned by the employer and remains subject to the claims of the employer's general creditors. Private taxable employers that are not natural persons, however, are currently taxable on any increase in the Purchase Unit value attributable to Purchase Payments made on or after February 28, 1986 to such Contracts. Participants have no present right or vested interest in the Contract and are only entitled to payment in accordance with plan provisions.

         TAX CONSEQUENCES OF DISTRIBUTIONS

         403(b) Annuities. Voluntary salary reduction amounts accumulated after December 31, 1988, and earnings on voluntary contributions before and after that date, may not be distributed before one of the following:

         (1)      attainment of age 59 1/2;

         (2)      separation from service;

         (3)      death;

         (4)      disability, or

         (5) hardship (hardship distributions are limited to salary reduction contributions only, exclusive of earnings thereon).

         Similar restrictions will apply to all amounts transferred from a Code section 403(b)(7) custodial account other than rollover contributions.

         Distributions are taxed as ordinary income to the recipient in accordance with Code section 72.

         401(a) and 403(a) Qualified Plans. Distributions from Contracts purchased under qualified plans are taxable as ordinary income, except to the extent allocable to an employee's after-tax contributions (investment in the Contract). If you or your Beneficiary receive a "lump sum distribution" (legally defined term), the taxable portion may be eligible for special 10-year income averaging treatment. Ten-year income averaging uses tax rates in effect for 1986, allows 20% capital gains treatment for the taxable portion of a lump sum distribution attributable to years of service before 1974, and is available if you were 50 or older on January 1, 1986.

         408(b) Traditional IRAs, SEPs and SIMPLE IRAs. Distributions are generally taxed as ordinary income to the recipient. Rollovers from a Traditional IRA to a Roth IRA, and conversions of a Traditional IRA to a Roth IRA, where permitted, are generally taxable in the year of the rollover or conversion. Such rollovers or conversions completed in 1998 were generally eligible for pro-rata federal income taxation over four years. Individuals with adjusted gross income over $100,000 are generally ineligible for such conversions, regardless of marital status, as are married individuals who file separately.

         408A Roth IRAs. "Qualified" distributions upon attainment of age
59 1/2, upon death or disability or for first-time homebuyer expenses are tax-free as long as five or more years have passed since the first contribution to the taxpayer's first 408A Roth IRA. Qualified distributions may be subject to state income tax in some states. Nonqualified distributions are generally taxable to the extent that the distribution exceeds Purchase Payments.

         457 Plans. Amounts received from an EDCP are includible in gross income for the taxable year in which they are paid or, if a non-governmental tax-exempt employer, otherwise made available to the recipient.

         Unfunded Deferred Compensation Plans. Amounts received are includible in gross income for the taxable year in which the amounts are paid or otherwise made available to the recipient.

         Nonqualified Contracts. Partial redemptions from a nonqualified Contract purchased after August 13, 1982 (or allocated to post-August 13, 1982 Purchase Payments under a pre-existing Contract), generally are taxed as ordinary income to the extent of the accumulated income or gain under the Contract if they are not received as an annuity. Partial redemptions from a nonqualified Contract purchased before August 14, 1982 are taxed only after the Contract Owner has received all of his pre-August 14, 1982 investment in the Contract. The amount received in a complete redemption of a nonqualified Contract (regardless of the date of purchase) will be taxed as ordinary income to the extent that it exceeds the Contract Owner's investment in the Contract. Two or more Contracts purchased from VALIC (or an affiliated company) by a Contract Owner within the same calendar year, after October 21, 1988, are treated as a single Contract for purposes of measuring the income on a partial redemption or complete surrender.

         When payments are received as an annuity, the Contract Owner's investment in the Contract is treated as received ratably and excluded ratably from gross income as a tax-free return of capital, over the expected payment period of the annuity. Individuals who begin receiving annuity payments on or after January 1, 1987 can exclude from income only their unrecovered investment in the Contract. Upon death prior to recovering tax-free their entire investment in the Contract, individuals generally are entitled to deduct the unrecovered amount on their final tax return.

         SPECIAL TAX CONSEQUENCES -- EARLY DISTRIBUTION

         403(b) Annuities, 401(a) and 403(a) Qualified Plans, 408(b) Traditional IRAs, SEPs and SIMPLE IRAs. Taxable distributions received before the recipient attains age 59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax. Distributions on account of the following generally are excepted from this penalty tax:

         (1)      death;

         (2)      disability;

         (3) separation from service after a Participant reaches age 55 (only applies to 403(b), 401(a), 403(a));

         (4) separation from service at any age if the distribution is in the form of substantially equal periodic payments over the life (or life expectancy) of the Participant (or the Participant and Beneficiary) for a period that lasts the later of 5 years or until the Participant attains age 59 1/2, and

         (5) distributions that do not exceed the employee's tax deductible medical expenses for the taxable year of receipt.

         Separation from service is not required for distributions from a Traditional IRA, SEP or SIMPLE IRA under (4) above. Certain distributions from a SIMPLE IRA within two years after first participating in the plan may be subject to a 25% penalty, rather than a 10% penalty.

         Currently, distributions from 408(b) IRAs on account of the following additional reasons are also excepted from this penalty tax:

         (1) distributions up to $10,000 (in the aggregate) to cover costs of acquiring, constructing or reconstructing the residence of a first-time homebuyer; and

         (2) distributions to cover certain costs of higher education: tuition, fees, books, supplies and equipment for the IRA owner, a spouse, child or grandchild; and

         (3) distributions to cover certain medical care or long term care insurance premiums, for individuals who have received federal or state unemployment compensation for 12 consecutive months.

         408A Roth IRAs. Distributions, other than "qualified" distributions where the five-year holding rule is met, are generally subject to the same 10% penalty tax on amounts included in income as other IRAs. Distributions of rollover or conversion contributions may be subject to an additional 10% penalty tax if within five years of the rollover/conversion.

         457 Plans. Distributions generally may be made under an EDCP prior to separation from service only for unforeseeable emergencies or for amounts under $5,000 for inactive Participants, and are includible in the recipient's gross income in the year paid.

         Nonqualified Contracts. A 10% penalty tax applies to the taxable portion of a distribution received before age 59 1/2 under a nonqualified Contract, unless the distribution is:

         (1)      to a Beneficiary on or after the Contract Owner's death;

         (2)      upon the Contract Owner's disability;

         (3) part of a series of substantially equal annuity payments for the life or life expectancy of the Contract Owner, or the lives or joint life expectancy of the Contract Owner and Beneficiary for a period lasting the later of 5 years or until the Contract Owner attains age 59 1/2;

         (4)      made under an immediate annuity contract, or

         (5)      allocable to Purchase Payments made before August 14, 1982.

         SPECIAL TAX CONSEQUENCES -- REQUIRED DISTRIBUTIONS

         403(b) Annuities. Generally, minimum required distributions must commence no later than April 1 of the calendar year following the later of the calendar year in which the Participant attains age 70 1/2 or the calendar year in which the Participant retires. Required distributions must be made over a period no longer than the period determined under a uniform table reflecting the joint life expectancy of the Participant and a Beneficiary 10 years younger than the Participant, or if the Participant's spouse is the sole Beneficiary and is more than 10 years younger than the Participant, their joint life expectancy. A penalty tax of 50% is imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.

         Amounts accumulated under a Contract on December 31, 1986 may be paid in a manner that meets the above rule or, alternatively:

         (i)      must begin to be paid when the Participant attains age 75; and

         (ii) the present value of payments expected to be made over the life of the Participant, (under the option chosen) must exceed 50% of the present value of all payments expected to be made (the "50% rule").

         The 50% rule will not apply if a Participant's spouse is the joint Annuitant. Notwithstanding these pre-January 1, 1987 rules, the entire contract balance must meet the minimum distribution incidental benefit requirement of section 403(b)(10).

         At the Participant's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin by December 31st of the year following the year of death and be paid over the single life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must be made over a period no longer than the oldest designated Beneficiary's life expectancy.

         A Participant generally may aggregate his or her 403(b) Contracts and accounts for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the plan, Contract, or account otherwise provides.

         401(a) and 403(a) Qualified Plans. Minimum distribution requirements for qualified plans are generally the same as described for 403(b) Annuities, except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement.

         408(b) Traditional IRAs, SEPs and SIMPLE IRAs. Minimum distribution requirements are generally the same as described above for 403(b) Annuities, except that:

         (1)      there is no exception for pre-1987 amounts; and

         (2) there is no available postponement past April 1 of the calendar year following the calendar year in which age 70 1/2 is attained.

         A Participant generally may aggregate his or her IRAs for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the Contract or account otherwise provides.

         408A Roth IRAs. Minimum distribution requirements generally applicable to 403(b) Annuities, 401(a) and 403(a) qualified plans, 408(b) IRAs, SEPs and 457 Plans do not apply to 408A Roth IRAs during the Contract Owner's lifetime, but generally do apply at the Contract Owner's death.

         A Beneficiary generally may aggregate his or her Roth IRAs inherited from the same decedent for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the Contract or account otherwise provides.

         457 Plans. Beginning January 1, 1989, the minimum distribution requirements for EDCPs are generally the same as described above for 403(b) Annuities except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement. Distributions must satisfy the irrevocable election requirements applicable to non-governmental tax-exempt employer EDCPs.

         Nonqualified Contracts. Nonqualified Contracts do not require commencement of distributions at any particular time during the Contract Owner's lifetime, and generally do not limit the duration of annuity payments.

         At the Contract Owner's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin within 1 year of death and be paid over the life or life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must continue at least as rapidly as in effect at the time of death. Similar distribution requirements will also apply if the Contract Owner is not a natural person, if the Annuitant dies or is changed.

         TAX-FREE ROLLOVERS, TRANSFERS AND EXCHANGES (PLEASE SEE THE EGTRRA INFORMATION ABOVE)

         403(b) Annuities. Tax-free transfers between 403(b) annuity contracts and/or 403(b)(7) custodial accounts, and tax-free rollovers to or from 403(b) programs to 408(b) IRAs, other 403(b) programs 401(a)/403(a) qualified plans and governmental EDCPs, are permitted under certain circumstances.

         401(a) and 403(a) Qualified Plans. The taxable portion of certain distributions may be rolled over tax free to or from a 408(b) individual retirement account or annuity, another such plan, a 403(b) program, or a governmental EDCP.

         408(b) Traditional IRAs and SEPs. Funds may be rolled over tax-free to or from a 408(b) IRA Contract, from a 403(b) program, a 401(a) or 403(a) qualified plan, or a governmental EDCP under certain conditions. In addition, tax-free rollovers may be made from one 408(b) IRA (other than a Roth IRA) to another provided that no more than one such rollover is made during any 12-month period.

         408A Roth IRAs. Funds may be transferred tax-free from one 408A Roth IRA to another. Funds in a 408(b) IRA may be rolled in a taxable transaction to a 408A Roth IRA by individuals who:

         (i) have adjusted gross income of $100,000 or less, whether single or married filing jointly;

         (ii)     are not married filing separately.

         Special, complicated rules governing holding periods, avoidance of the 10% penalty tax and ratable recognition of 1998 income also apply to rollovers from 408(b) IRAs to 408A Roth IRAs, and may be subject to further modification by Congress. You should consult your tax advisor regarding the application of these rules.

         408(p) SIMPLE IRAs. Funds may generally be rolled over tax-free from a SIMPLE IRA to a 408(b) IRA. However, during the two-year period beginning on the date you first participate in any SIMPLE IRA plan of your employer, SIMPLE IRA funds may only be rolled to another SIMPLE IRA.

         457 Plans. Tax-free transfer of EDCP amounts are permitted only to another EDCP of a like employer. Tax-free rollovers to or from a governmental EDCP to other governmental EDCPs, 403(b) programs, 401(a)/403(a) Qualified Plans, or 408(b) IRAs are permitted under certain circumstances.

         Nonqualified Contracts. Certain of the nonqualified single payment deferred annuity Contracts permit the Contract Owner to exchange the Contract for a new deferred annuity contract prior to the commencement of annuity payments. A full or partial exchange of one annuity Contract for another is a tax-free transaction under section 1035, provided that the requirements of that section are satisfied. However, the exchange is reportable to the IRS.

                         CALCULATION OF SURRENDER CHARGE

         The surrender charge is discussed in the prospectus under "Fees and Charges -- Surrender Charge." Examples of calculation of the Surrender Charge upon total and partial surrender are set forth below:

ILLUSTRATION OF SURRENDER CHARGE ON TOTAL SURRENDER


                               TRANSACTION HISTORY
DATE                                            TRANSACTION               AMOUNT
----------                                   ----------------           ---------
 2/1/96                                      Purchase Payment            $10,000
 2/1/97                                      Purchase Payment              5,000
 2/1/98                                      Purchase Payment             15,000
 2/1/99                                      Purchase Payment              2,000
 2/1/00                                      Purchase Payment              3,000
 2/1/01                                      Purchase Payment              4,000
 2/1/01                                      Purchase Payment              1,000
                                                                         -------
 7/1/01                                      Total Purchase Payments      40,000
                                             (Assumes Account Value is
                                             $50,000)

         Assume the Account Value at the time of full withdrawal is $50,000 (7/1/01), and the Account Value on the previous anniversary (2/1/98) was $45,000. 10% of $45,000 ($4,500) is not subject to Surrender Charge. Assume that the 1% Bonus has not been credited to any Purchase Payments.

         The total Surrender Charge is:

         (10,000 -- 4,500) * 1% + 5,000 * 2% + 15,000 * 3% + 2,000 * 4% + 3,000
         * 5% + 4,000 * 5% + 1,000 * 5% = $1,085*

ILLUSTRATION OF SURRENDER CHARGE ON A 10% PARTIAL SURRENDER FOLLOWED BY A FULL SURRENDER

                TRANSACTION HISTORY (ASSUMES NO INTEREST EARNED)
DATE                                          TRANSACTION                 AMOUNT
----------                                  ----------------             -------
2/1/96                                      Purchase Payment             $10,000
2/1/97                                      Purchase Payment               5,000
2/1/98                                      Purchase Payment              15,000
2/1/99                                      Purchase Payment               2,000
2/1/00                                      Purchase Payment               3,000
2/1/01                                      Purchase Payment               4,000
2/1/01                                      Purchase Payment               1,000
                                                                         -------
7/1/01                                      10% Partial Surrender          4,000
                                            (Assumes Account Value is
                                            $40,000)
8/1/01                                      Full Surrender

         a. Since this is the first partial surrender in this Participant year, calculate free withdrawal amount (10% of the value as of 2/1/01).

                        10% * 40,000 = $4,000 (no charge on this 10% withdrawal)

         b. The Account Value upon which Surrender Charge on the Full Surrender may be calculated is $40,000 -- $4,000 = $36,000

         c.       The Surrender Charge is

                        (10,000 -- 4,000) * 1% + 5,000 * 2% + 15,000 * 3% +
                        2,000 * 4% + 3,000 * 5% + 4,000 * 5% + 1,000 * 5% =
                        $1,090.*

         d.       Assume that the $30 Account Maintenance Charge does not apply.

         e. Assume that the 1% Bonus has not been credited to any Purchase Payments.

----------
* These calculations refer to the following surrender charge table:

  NUMBER OF YEARS    CHARGE AS PERCENTAGE
       SINCE                  OF
 DATE OF PURCHASE      PURCHASE PAYMENT
      PAYMENT              WITHDRAWN\
-----------------    --------------------
         1                    5%
         2                    5%
         3                    5%
         4                    4%
         5                    3%
         6                    2%
         7                    1%
         8+                   0%

                            CALCULATION OF MVA OPTION

         The effect of the market value adjustment may be positive or negative. If, for example, on the date of a withdrawal, the index rate described below (plus 0.5%) is higher than that index rate as of the contract's date of issue, the effect of the market value adjustment will be negative. If, for example, on the date of a withdrawal, the index rate (plus 0.5%) is lower than that index rate as of the contract's date of issue, the effect of the market value adjustment will be positive. Any negative adjustment will be waived to the extent that it would decrease the withdrawal value below the minimum guaranteed value.

         The market value adjustment is determined by the formula below, using the following factors:

         (1) A is an index rate determined at the beginning of each MVA term, for a security with time to maturity equal to that MVA term;

         (2) B is an index rate determined at the time of withdrawal, for a security with time to maturity equal to the current MVA term;

         (3) N is the number of months remaining in the current MVA term (rounded up to the next higher number of months); and

         (4) The index rates for A and B will be the U.S. Treasury Yield as quoted by Bloomberg or a comparable financial market news service, for the maturity equal to the MVA term, using linear interpolation as appropriate.

         The market value adjustment will equal:

         The amount surrendered or transferred out prior to the end of the MVA term multiplied by:

                          [(1+A)/(1+B+0.005)](N/12)--1

         The market value adjustment will be added to or deducted from the amount being withdrawn or transferred.

         Index rates for any calendar month will equal the average of index rates for the last 5 trading days of the previous calendar month.

         We guarantee that any reduction in the amount withdrawn or transferred will not be below the amount initially invested in the MVA Band plus the lowest minimum interest rate applicable to any of the Fixed Account Options offered under the Contract.

                               PURCHASE UNIT VALUE

         The calculation of Purchase Unit value is discussed in the Prospectus under "Purchase Period." The following illustrations show a calculation of new Purchase Unit value and the purchase of Purchase Units (using hypothetical examples):

ILLUSTRATION OF CALCULATION OF PURCHASE UNIT VALUE

1. Purchase Unit value, beginning of period      $ 1.800000
2. Value of Fund share, beginning of period      $21.200000
3. Change in value of Fund share                 $  .500000
4. Gross investment return (3)(2)                   .023585
5. Daily separate account fee*                      .000025
                                                 ----------
*Mortality and expense risk fee and
administration and distribution fee of
0.90% per annum used for illustrative purposes
(assumes that no optional
separate account charges are deducted).

6. Net investment return (4)--(5)                   .023560
                                                 ----------
7. Net investment factor 1.000000+(6)              1.023560
                                                 ----------
8. Purchase Unit value, end of period (1)H(7)      1.842408
                                                 ----------

ILLUSTRATION OF PURCHASE OF PURCHASE UNITS

1. First Periodic Purchase Payment               $   100.00
2. Purchase Unit value on effective date of
   purchase (see Example 3)                      $ 1.800000
3. Number of Purchase Units purchased (1)(2)         55.556
4. Purchase Unit value for valuation date
   following purchase (see Example 3)            $ 1.842408
                                                 ----------
5. Value of Purchase Units in account for
   valuation date following purchase (3)H(4)     $   102.36
                                                 ----------

                                 PAYOUT PAYMENTS

ASSUMED INVESTMENT RATE

         The discussion concerning the amount of Payout Payments which follows this section is based on an Assumed Investment Rate of 3% per annum. The foregoing Assumed Investment Rates are used merely in order to determine the first monthly payment per thousand dollars of value. It should not be inferred that such rates will bear any relationship to the actual net investment experience of A.G. Separate Account A.

AMOUNT OF PAYOUT PAYMENTS

         The amount of the first variable Payout Payment to the Annuitant will depend on the amount of the Account Value applied to effect the variable payout as of the tenth day immediately preceding the date Payout Payments commence, the amount of any premium tax owed, the annuity option selected, and the age of the Annuitant.

         The Contracts contain tables indicating the dollar amount of the first Payout Payment under each payout option for each $1,000 of Account Value (after the deduction for any premium tax) at various ages. These tables are based upon the Annuity 2000 Table (promulgated by the Society of Actuaries) and an Assumed Investment Rate of 3%.

         The portion of the first monthly variable Payout Payment derived from a Division of A.G. Separate Account A is divided by the Payout Unit value for that Division (calculated ten days prior to the date of the first monthly payment) to determine the number of Payout Units in each Division represented by the payment. The number of such units will remain fixed during the Payout Period, assuming the Annuitant makes no transfers of Payout Units to provide Payout Units under another Division or to provide a fixed annuity.

         In any subsequent month, the dollar amount of the variable Payout Payment derived from each Division is determined by multiplying the number of Payout Units in that Division by the value of such Payout Unit on the tenth day preceding the due date of such payment. The Payout Unit value will increase or decrease in proportion to the net investment return of the Division or Divisions underlying the variable payout since the date of the previous Payout Payment, less an adjustment to neutralize the 3% or other Assumed Investment Rate referred to above.

         Therefore, the dollar amount of variable Payout Payments after the first will vary with the amount by which the net investment return is greater or less than 3% per annum. For example, if a Division has a cumulative net investment return of 5% over a one year period, the first Payout Payment in the next year will be approximately 2 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the Division. If such net investment return is 1% over a one year period, the first Payout Payment in the next year will be approximately 2 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable Division.

         Each deferred Contract provides that, when fixed Payout Payments are to be made under one of the first three payout options, the monthly payment to the Annuitant will not be less than the monthly payment produced by the then current settlement option rates, which will not be less than the rates used for a currently issued single payment immediate annuity contract. The purpose of this provision is to assure the Annuitant that, at retirement, if the fixed payout purchase rates then required by the Company for new single payment immediate annuity contracts are significantly more favorable than the annuity rates guaranteed by a Contract, the Annuitant will be given the benefit of the new annuity rates.

PAYOUT UNIT VALUE

         The value of a Payout Unit is calculated at the same time that the value of a Purchase Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Purchase Period" in the prospectus.) The calculation of Payout Unit value is discussed in the prospectus under "Payout Period."

         The following illustrations show, by use of hypothetical examples, the method of determining the Payout Unit value and the amount of variable annuity payments.

                ILLUSTRATION OF CALCULATION OF PAYOUT UNIT VALUE

       1. Payout Unit value, beginning of period                    $ .980000
       2. Net investment factor for Period (see Example 3)           1.023558
       3. Daily adjustment for 3% Assumed Investment Rate             .999906
       4. (2)H(3)                                                    1.023462
       5. Payout Unit value, end of period (1)H(4)                  $1.002993

                         ILLUSTRATION OF PAYOUT PAYMENTS

       1. Number of Purchase Units at Payout Date                   10,000.00
       2. Purchase Unit value (see Example 3)                      $ 1.800000
       3. Account Value of Contract (1)H(2)                        $18,000.00
       4. First monthly Payout Payment per $1,000 of
            Account Value                                          $     5.63
       5. First monthly Payout Payment (3)H(4)1,000                $   101.34
       6. Payout Unit value (see Example 10)                       $  .980000
       7. Number of Payout Units (5)(6)                               103.408
       8. Assume Payout Unit value for second month equal to       $  .997000
       9. Second monthly Payout Payment (7)H(8)                    $   103.10
      10. Assume Payout Unit value for third month equal to        $  .953000
      11. Third monthly Payout Payment (7)H(10)                    $    98.55

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

         The Company has qualified the Contracts for sale in 47 states and the District of Columbia.

         The Contracts have been sold in a continuous offering by licensed insurance agents who are registered representatives of broker-dealers that are members of the National Association of Securities Dealers (the "NASD"). In some cases the broker-dealers are exempt from registration. The principal underwriter for A.G. Separate Account A is American General Distributors, Inc. ("Distributor"). Distributor was formerly known as A.G. Distributors, Inc. In the States of Florida and Illinois, the Distributor is known as American General Financial Distributors of Florida, Inc. and American General Financial Distributors of Illinois, Inc., respectively. Distributor's address is 2929 Allen Parkway, Houston, Texas 77019. Distributor is a Delaware corporation organized in 1994 and is a member of the NASD.

         The broker-dealers whose agents sell the Contracts will be compensated for such sales by commissions ranging up to 7% of each Purchase Payment. The Company may from time to time pay a trail commission to the licensed agents who sell the Contracts. (These various commissions are paid by the Company and do not result in any charge to Contract Owners or to A.G. Separate Account A in addition to the charges described under "Fees and Charges" in the prospectus.)

         Pursuant to its underwriting agreement with Distributor and A.G. Separate Account A, the Company reimburses Distributor for reasonable sales expenses, including overhead expenses. Sales commissions paid for the years 2002, 2003, and 2004 were $250,806, $126,724 and $_______, respectively. The
Distributor retained $0 in Commissions for these same years.

                                     EXPERTS

         [To be filed by amendment]

                        COMMENTS ON FINANCIAL STATEMENTS

         The financial statements of AIG Annuity Insurance Company (formerly, American General Annuity Insurance Company) should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts, which include death benefits, and its assumption of the mortality and expense risks.

                                 ELITEPLUS BONUS
                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

       (a)    Financial Statements Filed with Part B:

              (i)    Audited Financial Statements - A.G. Separate Account A:

                     To be filed by amendment.

              (ii) Consolidated Audited Financial Statements of AIG Annuity Insurance Company:

                     To be filed by amendment.

       (b)    Exhibits

              (1) American General Annuity Insurance Company Board of Directors resolution authorizing the establishment of A. G. Separate Account A. (1)

              (2)    None.

              (3)    Principal Underwriter's Agreement. (1)

              (4)    (i)    Individual Fixed and Variable Deferred Annuity
                            Contract. (1)

                     (ii)   Annual Step-Up Death Benefit. (1)

                     (iii)  Persistency Bonus Endorsement. (2)

                     (iv)   Guaranteed Minimum Income Benefit Rider. (10)

                     (v)    Gain Preservation Death Benefit Rider. (10)

                     (vi)   Extended Care Waiver Endorsement. (10)

                     (vii)  Market Value Adjustment Endorsement. (10)

                     (viii) Tax Sheltered Annuity Endorsement. (10)

              (5)    (i)    Application Form. (3)

                     (ii)   Investor Allocation Form. (3)

              (6)    (i)    Amended and Restated Articles of Incorporation of
                            American General Annuity Insurance Company. (4)

                     (ii) Restated Bylaws of American General Annuity Insurance Company. (4)

                     (iii) Articles of Amendment changing the name of the Corporation from American General Annuity Insurance Company to AIG Annuity Insurance Company. (11)

              (7)    None.

              (8)    (i)    (A)    Participation Agreement by and among A I M
                                   Variable Insurance Funds, Inc., A I M
                                   Distributors, Inc., American General Annuity
                                   Insurance Company and AGA Brokerage Services,
                                   Inc. dated November 23, 1998. (6)

                            (B) Form of Administrative Services Agreement between American General Annuity Insurance Company and A I M Advisors, Inc. (5)

                            (C) Form of Amendment No. 1 to Participation Agreement between A I M Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Annuity Insurance Company and A.G. Distributors, Inc. (formerly known as AGA Brokerage Services, Inc.). (6)

                            (D) Form of Amendment No. 2 to Participation Agreement between A I M Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Annuity Insurance Company and American General Distributors, Inc. (formerly known as A.G. Distributors, Inc. and AGA Brokerage Services, Inc.). (9)

                     (ii)   (A)    Participation Agreement between Oppenheimer
                                   Variable Account Funds, OppenheimerFunds,
                                   Inc. and American General Annuity Insurance
                                   Company. (1)

                            (B) First Amendment to Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and American General Annuity Insurance Company. (1)

                            (C) Form of Administrative Services Agreement between American General Annuity Insurance Company and OppenheimerFunds, Inc. (5)

                     (iii)  (A)    Form of Participation Agreement between
                                   Franklin Templeton Variable Insurance
                                   Products Trust, Franklin Templeton
                                   Distributors, Inc. and American General
                                   Annuity Insurance Company, dated May 1, 2000.
                                   (5)

                            (B) Form of Administrative Services Agreement between American General Annuity Insurance Company and Franklin Templeton Services, Inc.
                                   (5)

                            (C) Form of First Amendment to Administrative Services Agreement between American General Annuity Insurance Company and Franklin Templeton Services, Inc. (9)

                     (iv)   (A)    Participation Agreement between American
                                   General Annuity Insurance Company, Van Kampen
                                   Life Investment Trust, Van Kampen Funds Inc.
                                   and Van Kampen Asset Management Inc. dated
                                   November 23, 1998. (6)

                            (B) Form of Amendment No. 1 to Participation Agreement between American General Annuity Insurance Company, Van Kampen Life Investment Trust, Van Kampen Funds Inc. and Van Kampen Asset Management Inc. (6)

                            (C) Form of Administrative Services Agreement between American General Annuity Insurance Company and Van Kampen Asset Management Inc.
                                   (5)

                     (v)    (A)    Form of Participation Agreement between
                                   American General Annuity Insurance Company,
                                   American General Series Portfolio Company and
                                   The Variable Annuity Life Insurance Company.
                                   (6)

                            (B) Form of Amendment No. 1 to Participation Agreement between American General Annuity Insurance Company, American General Series Portfolio Company and The Variable Annuity Life Insurance Company. (3)

                     (vi) Form of Participation Agreement among American General Annuity Insurance Company, OpCap Advisors and OCC Accumulation Trust. (7)

                     (vii) Form of Participation Agreement among MFS Variable Insurance Trust, American General Annuity Insurance Company and Massachusetts Financial Services Company, dated November 15, 2000. (3)

                     (viii) Form of Participation Agreement among Putnam
                            Variable Trust, Putnam Mutual Funds, Corp. and American General Annuity Insurance Company, dated November 15, 2000. (3)

                     (ix) Form of Participation Agreement among North American Funds Variable Product Series II, The Variable Annuity Life Insurance Company and American General Insurance Company, dated November 15, 2000. (3)

                     (x)    (A)    Form of Distribution and Shareholder Services
                                   Agreement by and between Janus Distributors, Inc. and American General Annuity Insurance
                                   Company, dated October 2, 2000. (3)

                            (B) Form of Fund Participation Agreement between Janus Aspen Series, Janus

                                   Distributors, Inc. and American General
                                   Annuity Insurance Company, dated October 2,
                                   2000. (3)

              (9)    None.

              (10)   Consents of Independent Auditors. (Not applicable)

              (11)   None.

              (12)   None.

              (13)   Calculation of Performance Information. (8)

              (14)   Powers of Attorney. (12)

              (15)   Company Organizational Chart. (8)

---------------------

1. Incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 033-86464) of A. G. Separate Account A filed on April 29, 1999.

2. Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 033-86464) of A. G. Separate Account A filed on March 2, 1998.

3. Incorporated by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 033-86464) of A. G. Separate Account A filed on November 3, 2000.

4. Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 033-86464) of A. G. Separate Account A filed on May 26, 1998.

5. Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-70801) of A. G. Separate Account A filed on April 18, 2000.

6. Incorporated by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-70801) of A. G. Separate Account A filed on July 16, 1999.

7. Incorporated by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 033-86464) of A. G. Separate Account A filed on December 22, 1999.

8. Incorporated by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 033-86464) of A. G. Separate Account A filed on September 29, 1998.

9. Incorporated by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-67605) of A.G. Separate Account A filed on June 29, 2000.

10. Incorporated by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 033-86464) of A. G. Separate Account A filed on June 5, 2001.

11. Incorporated by reference to Post-Effective Amendment No. 14 to Form N-4 Registration Statement (File No. 033-86464) of A. G. Separate Account A filed on April 29, 2002.

12. Incorporated by reference to Post-Effective Amendment No. 16 to Form N-4 Registration Statement (File No. 033-86464) of A. G. Separate Account A filed on April 30, 2004.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

              The directors and principal officers of the depositor are listed below as of January 7, 2005. The business address of each director and officer is 2929 Allen Parkway, Houston, Texas 77019, except where otherwise indicated.

NAME AND PRINCIPAL                        POSITIONS AND OFFICES
BUSINESS ADDRESS                          WITH THE DEPOSITOR
------------------                        ---------------------

       OFFICER                            TITLE
       -------                            -----

       Jay S. Wintrob**                   Director
       Bruce R. Abrams                    Director, President & Chief Executive Officer
       Randall W. Epright                 Executive Vice President & Chief Information Officer
       Sharla A. Jackson*                 Executive Vice President - Customer Service Amarillo
       Michael J. Akers                   Director, Senior Vice President & Chief Actuary
       Lillian Caliman                    Senior Vice President & Divisional Chief Information Officer
       Mary L. Cavanaugh                  Director, Senior Vice President, General Counsel & Secretary
       David H. den Boer                  Senior Vice President & Chief Compliance Officer
       N. Scott Gillis***                 Director, Senior Vice President & Principal Financial Officer
       Kathleen M. McCutcheon             Director and Vice President - Human Resources
       Robert E. Steele                   Senior Vice President - Specialty Products
       Kenneth R. Story                   Senior Vice President - Information Technology
       J. Elizabeth Barton                Vice President
       Leslie K. Bates                    Vice President
       Gregory Stephen Broer              Vice President - Actuarial
       Marta Brown                        Vice President - Marketing Communications
       Richard A. Combs                   Vice President - Actuarial
       Neil J. Davidson                   Vice President - Actuarial
       Donald L. Davis                    Vice President
       Robin F. Farris                    Vice President - New Business - AIG Annuity
       Terry B. Festervand                Vice President & Treasurer
       Daniel Fritz                       Vice President - Actuarial
       Marc Gamsin**                      Vice President
       Lin Grey                           Vice President
       Ted. G. Kennedy                    Vice President - Government Relations
       Gary Kleinman                      Vice President
       Greg Outcalt                       Vice President
       Rembert R. Owen, Jr.               Vice President & Assistant Secretary
       Michele Hansen Powers              Vice President - Implementation
       Connie E. Pritchett*               Vice President - Compliance
       Phillip W. Schraub                 Vice President
       James P. Steele                    Vice President - Specialty Products
       Brim Stonebraker                   Vice President
       Richard W. Scott****               Vice President & Chief Investment Officer
       Sarah Van Beck                     Vice President - Financial Reporting
       Stephen S. Poston                  Chief Operating Officer
       Patrick B. Morgan                  Director - Sales Planning & Reporting
       Stuart L. Bergoine                 Key Account Manager
       Dan Cricks                         Tax Officer
       W. Larry Mask                      Assistant Secretary
       Kortney S. Farmer                  Assistant Secretary
       Tracey E. Harris                   Assistant Secretary
       Russell J. Lessard                 Assistant Secretary
       Christine A. Nixon**               Assistant Secretary
       Frederick J. Sdao                  Assistant Secretary
       Katherine Stoner                   Assistant Secretary

*      205 East 10th St., Amarillo, Texas 79109

**     1 SunAmerica Center, Los Angeles, California 90067

***    21650 Oxnard Ave., Woodland Hills, California 91367

****   70 Pine Street, New York, New York 10270

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of AIG Annuity Life Insurance Company ("Depositor"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor of the Registrant, see below. The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787, accession number 0000950123-03-003570, filed March 15, 2004.

                                                                                                  % OF VOTING
                                                                                                  SECURITIES OWNED
                                                                                 JURISDICTION OF  BY ITS IMMEDIATE
NAME OF CORPORATION*                                                             INCORPORATION    PARENT
--------------------                                                             ---------------  ----------------
American General Corporation                                                     Texas            100%
     American General Bancassurance Services, Inc.                               Illinois         100%
     AGC Life Insurance Company                                                  Missouri         100%
         AIG Assurance Canada                                                    Canada           100%
         AIG Life of Bermuda, Ltd.                                               Bermuda          100%
         American General Life and Accident Insurance Company                    Tennessee        100%
         American General Life Insurance Company                                 Texas            100%
              American General Annuity Service Corporation                       Texas            100%
              AIG Enterprise Services, LLC                                       Delaware         100%
              American General Equity Services Corporation                       Delaware         100%
              American General Life Companies, LLC                               Delaware         100%
              The Variable Annuity Life Insurance Company                        Texas            100%
                  VALIC Retirement Services Company                              Texas            100%
                  VALIC Trust Company                                            Texas            100%
     American General Property Insurance Company                                 Tennessee        51.85%**
         American General Property Insurance Company of Florida                  Florida          100%
     AIG Annuity Insurance Company                                               Texas            100%
     The United States Life Insurance Company in the City of New York            New York         100%
American General Finance, Inc.                                                   Indiana          100%
     AGF Investment Corp.                                                        Indiana          100%
     American General Auto Finance, Inc.                                         Delaware         100%
     American General Finance Corporation                                        Indiana          100%
         Crossroads Mortgage, Inc.                                               Tennessee        100%
         ENM, Inc.                                                               Tennessee        100%
         MorEquity, Inc.                                                         Nevada           100%
              Wilmington Finance, Inc.                                           Delaware         100%
         Merit Life Insurance Co.                                                Indiana          100%
         Yosemite Insurance Company                                              Indiana          100%
              CommoLoCo, Inc.                                                    Puerto Rico      100%
     American General Financial Services of Alabama, Inc.                        Alabama          100%
     HSA Residential Mortgage Services of Texas, Inc.                            Delaware         100%
American General Investment management Corporation                               Delaware         100%
American General Realty Investment Corporation                                   Texas            100%
American General Assurance Company                                               Illinois         100%
     American General Indemnity Company                                          Illinois         100%
     USLIFE Credit Life Insurance Company of Arizona                             Arizona          100%
Knickerbocker Corporation                                                        Texas            100%

ITEM 27. NUMBER OF CONTRACT OWNERS

       As of February 1, 2005, there were 4,809 contract owners of which 2,689 were qualified contracts offered by this Registration Statement and 2,120 owned non-qualified contracts offered by this Registration Statement.


ITEM 28. INDEMNIFICATION

       The Bylaws (Article VI - Section 1) of the Company provide that:

       The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of NOLO CONTENDERE or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

       Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

       (a) Registrant's principal underwriter, American General Distributors, Inc., also acts as principal underwriter for affiliated entities of AIG Annuity Insurance Company.

       (b) The directors and principal officers of the principal underwriter are shown below as of December 2, 2004. Unless otherwise indicated, the principal business address of each individual listed below is 2929 Allen Parkway, Houston, Texas 77019:

            NAME AND PRINCIPAL                POSITION AND OFFICES WITH UNDERWRITER AMERICAN
             BUSINESS ADDRESS                           GENERAL DISTRIBUTORS, INC.
Richard Lindsay                             Director, Chief Executive Officer and President
Mary L. Cavanaugh                           Director and Assistant Secretary
David H. den Boer                           Director, Senior Vice President and Secretary
Thomas G. Norwood                           Executive Vice President
Krien VerBerkmoes                           Chief Compliance Officer
John Reiner                                 Chief Financial Officer and Treasurer
Daniel R. Cricks                            Tax Officer
Kurt W. Bernlohr                            Assistant Secretary
Tracey E. Harris                            Assistant Secretary
Russell J. Lessard                          Assistant Secretary
Kortney S. Farmer                           Assistant Secretary

(c)      Not Applicable.

ITEM 30. LOCATION OF RECORDS

       All records referenced under Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained and are in the custody of AIG Annuity Insurance Company at its principal executive office located at 2929 Allen Parkway, Houston, Texas 77019.

ITEM 31. MANAGEMENT SERVICES

       Not Applicable.

ITEM 32. UNDERTAKINGS

       a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.

       b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

       c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

       d. AIG Annuity Insurance Company, hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

           REPRESENTATIONS

       (1) The Company hereby represents that it is relying upon Investment Company Act Rule 6c-7. The Company further represents that paragraphs (a) - (d) of Rule 6c-7 have been complied with.

       (2) The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

       1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b) (11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

       2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b) (11) in any sales literature used in connection with the offer of the contract;

       3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
Section 403(b) (11) to the attention of the potential participants; and

       4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b) (11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES


       As required by the Securities Act of 1933 and The Investment Company Act of 1940, the Registrant, A.G. Separate Account A, certifies that it has caused this Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 14th day of February 2005.



                                        A. G. SEPARATE ACCOUNT A
                                        (Registrant)

                                  BY:   AIG ANNUITY LIFE INSURANCE COMPANY
                                        (On behalf of the Registrant and itself)




                                  BY:   /s/  Mary L. Cavanaugh
                                      -----------------------------------------
                                        Mary L. Cavanaugh
                                        Director, Senior Vice President,
                                        General Counsel and Secretary






ATTEST:   /s/ Katherine Stoner
        ---------------------------------------
          Katherine Stoner, Assistant Secretary

       As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.




Signature                               Title                     Date
---------                               -----                     ----

                 *                      Director                  February 14, 2005
-----------------------------------
Jay S. Wintrob


                 *                      Director and Chief        February 14, 2005
-----------------------------------     Executive Officer
Bruce R. Abrams


                 *                      Director                  February 14, 2005
-----------------------------------
Kathleen M McCutcheon


                 *                      Director                  February 14, 2005
-----------------------------------
Michael J. Akers


/s/ Mary L. Cavanaugh                   Director                  February 14, 2005
-----------------------------------
Mary L. Cavanaugh


                 *                      Director and Principal    February 14, 2005
-----------------------------------     Financial Officer
N. Scott Gillis


/s/ Sarah Van Beck                      Vice President --         February 14, 2005
-----------------------------------     Financial Reporting
Sarah Van Beck


/s/ Katherine Stoner                                              February 14, 2005
-----------------------------------
Katherine Stoner
Attorney-in-Fact